Diamond Hill Small Cap Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Common Stocks - 96.9%	Shares	Fair Value
Communication Services - 4.4%
Live Nation Entertainment, Inc. (a)(b)	414,190	$18,829,077

Consumer Discretionary - 11.7%
Aaron's, Inc.	188,658	4,297,629
Carter's, Inc. (a)	72,978	4,796,844
Green Brick Partners, Inc. (b)	793,088	6,384,358
Hanesbrands, Inc. (a)	537,112	4,227,071
Red Rock Resorts, Inc., Class A (a)	1,043,430	8,921,327
Vail Resorts, Inc.	128,265	18,946,023
Wolverine World Wide, Inc.	143,180	2,176,336
		49,749,588
Consumer Staples - 12.0%
B&G Foods, Inc. (a)	163,694	2,961,224
Cal-Maine Foods, Inc.	484,720	21,317,986
Flowers Foods, Inc. (a)	375,042	7,695,862
Post Holdings, Inc. (b)	160,885	13,348,628
Seaboard Corp.	1,978	5,563,718
		50,887,418
Energy - 1.4%
Cimarex Energy Co.	154,479	2,599,882
WPX Energy, Inc. (b)	1,154,865	3,522,338
		6,122,220
Financials - 24.1%
Bank OZK	758,807	12,672,077
BankUnited, Inc.	244,820	4,578,134
BOK Financial Corp. (a)	190,169	8,093,593
Brown & Brown, Inc.	131,057	4,746,885
Cadence BanCorp	830,398	5,439,107
Enstar Group Ltd. (b)	100,227	15,941,104
First of Long Island Corp. (The)	284,523	4,936,474
Live Oak Bancshares, Inc.	190,158	2,371,270
Mr. Cooper Group, Inc. (b)	663,564	4,863,924
ProAssurance Corp.	420,296	10,507,400
Reinsurance Group of America, Inc.	48,032	4,041,412

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

Common Stocks - 96.9% (Continued)	Shares	Fair Value
Financials - 24.1% (Continued)
RenaissanceRe Holdings Ltd.	48,428	$7,231,269
Sterling Bancorp	1,620,022	16,929,230
		102,351,879
Health Care - 2.0%
Integer Holdings Corp. (b)	39,967	2,512,326
Natus Medical, Inc. (b)	260,914	6,034,941
		8,547,267
Industrials - 21.2%
Alaska Air Group, Inc.	198,489	5,650,982
Allegiant Travel Co.	107,388	8,784,338
Colfax Corp. (a)(b)	511,268	10,123,106
Hub Group, Inc., Class A (b)	366,246	16,653,206
Hyster-Yale Materials Handling, Inc. (a)	122,674	4,918,001
Kelly Services, Inc., Class A	164,979	2,093,584
Kirby Corp. (b)	215,948	9,387,260
SPX FLOW, Inc. (b)	312,331	8,876,447
Stericycle, Inc. (a)(b)	159,724	7,759,392
Toro Co. (The)	75,598	4,920,674
TriMas Corp. (b)	231,432	5,346,079
WESCO International, Inc. (b)	237,724	5,431,993
		89,945,062
Information Technology - 6.3%
Broadridge Financial Solutions, Inc.	80,474	7,631,349
Sanmina Corp. (b)	285,124	7,778,183
WNS Holdings Ltd. - ADR (b)	264,882	11,384,628
		26,794,160
Materials - 3.8%
Ashland Global Holdings, Inc.	177,992	8,912,059
W.R. Grace & Co.	204,033	7,263,575
		16,175,634
Real Estate - 7.1%
American Campus Communities, Inc. REIT	121,610	3,374,678
CubeSmart REIT	613,845	16,444,908

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

Common Stocks - 96.9% (Continued)	Shares	Fair Value
Real Estate - 7.1% (Continued)
iStar, Inc. REIT (a)	184,366	$1,956,123
JBG SMITH Properties	140,107	4,459,606
Jones Lang LaSalle, Inc.	37,566	3,793,415
		30,028,730
Utilities - 2.9%
South Jersey Industries, Inc. (a)	361,788	9,044,700
UGI Corp.	114,807	3,061,903
		12,106,603

Total Common Stocks		$411,537,638

Registered Investment Companies - 5.3%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.33% (c)	11,932,628	11,932,628
State Street Navigator Securities Lending Portfolio I, 0.90% (c)(d)	10,469,598	10,469,598
Total Registered Investment Companies		$22,402,226

Total Investment Securities - 102.2% (Cost $467,615,046)		$433,939,864

Liabilities in Excess of Other Assets - (2.2)%		(9,496,976)

Net Assets - 100.0%		$424,442,888

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2020 was $31,457,966.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2020.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $10,469,598. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $21,761,094.

ADR -	American Depositary Receipt
REIT -	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Common Stocks - 96.5%	Shares	Fair Value
Communication Services - 2.4%
Liberty Media Corp. - Liberty Formula One - Series C (a)	1,359,759	$37,026,238

Consumer Discretionary - 13.7%
Aaron's, Inc.	468,872	10,680,904
Advance Auto Parts, Inc.	170,637	15,923,845
BorgWarner, Inc.	1,849,503	45,072,388
Carter's, Inc. (b)	223,011	14,658,513
Hanesbrands, Inc. (b)	2,294,467	18,057,455
NVR, Inc. (a)	14,096	36,214,175
Red Rock Resorts, Inc., Class A	2,834,076	24,231,350
Vail Resorts, Inc. (b)	223,943	33,078,621
Wolverine World Wide, Inc.	777,787	11,822,362
		209,739,613
Consumer Staples - 10.5%
B&G Foods, Inc. (b)	664,123	12,013,985
Cal-Maine Foods, Inc. (b)	908,188	39,942,108
Flowers Foods, Inc. (b)	1,396,733	28,660,961
Molson Coors Brewing Co., Class B (b)	380,563	14,845,763
Post Holdings, Inc. (a)	786,466	65,253,084
		160,715,901
Energy - 1.5%
Cimarex Energy Co.	596,608	10,040,913
Noble Energy, Inc.	1,126,927	6,806,639
WPX Energy, Inc. (a)(b)	2,118,062	6,460,089
		23,307,641
Financials - 23.3%
Bank OZK	1,232,257	20,578,692
BankUnited, Inc.	1,514,139	28,314,399
BOK Financial Corp. (b)	458,564	19,516,484
Brighthouse Financial, Inc. (a)	647,864	15,658,873
Brown & Brown, Inc.	381,651	13,823,399
Cadence BanCorp (b)	1,335,191	8,745,501
Enstar Group Ltd. (a)	89,340	14,209,527
First Republic Bank	372,090	30,615,565
Mr. Cooper Group, Inc. (a)	2,378,796	17,436,575

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 96.5% (Continued)	Shares	Fair Value
Financials - 23.3% (Continued)
Popular, Inc.	229,231	$8,023,085
ProAssurance Corp.	812,383	20,309,575
Reinsurance Group of America, Inc.	366,316	30,821,828
RenaissanceRe Holdings Ltd.	186,538	27,853,854
Sterling Bancorp	3,246,612	33,927,095
SVB Financial Group (a)	146,345	22,109,803
Willis Towers Watson plc	266,066	45,191,310
		357,135,565
Health Care - 2.5%
Boston Scientific Corp. (a)	1,158,085	37,788,314

Industrials - 17.2%
Alaska Air Group, Inc.	690,567	19,660,443
Allegiant Travel Co.	297,678	24,350,060
Colfax Corp. (a)(b)	1,646,162	32,594,008
Hub Group, Inc., Class A (a)	1,174,053	53,384,190
Kirby Corp. (a)	788,575	34,279,355
Parker-Hannifin Corp.	85,903	11,144,196
Sensata Technologies Holding plc (a)	851,485	24,633,461
SPX FLOW, Inc. (a)	516,627	14,682,539
Stericycle, Inc. (a)(b)	548,614	26,651,668
WESCO International, Inc. (a)	960,971	21,958,187
		263,338,107
Information Technology - 5.4%
Avnet, Inc.	427,488	10,729,949
Broadridge Financial Solutions, Inc.	84,755	8,037,317
Juniper Networks, Inc.	975,015	18,661,787
Sanmina Corp. (a)	1,055,928	28,805,716
WNS Holdings Ltd. - ADR (a)	386,329	16,604,420
		82,839,189
Materials - 6.1%
Ashland Global Holdings, Inc.	606,158	30,350,331
Axalta Coating Systems Ltd. (a)	1,366,654	23,602,115

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 96.5% (Continued)	Shares	Fair Value
Materials - 6.1% (Continued)
RPM International, Inc.	284,553	$16,930,904
W.R. Grace & Co.	646,246	23,006,358
		93,889,708
Real Estate - 9.8%
American Campus Communities, Inc. REIT	1,176,248	32,640,882
CubeSmart REIT	1,824,789	48,886,097
Douglas Emmett, Inc.	777,620	23,725,186
iStar, Inc. REIT (b)	1,276,860	13,547,485
Jones Lang LaSalle, Inc. (b)	126,977	12,822,137
Mid-America Apartment Communities, Inc. REIT	170,207	17,536,427
		149,158,214
Utilities - 4.1%
South Jersey Industries, Inc. (b)	1,034,847	25,871,175
UGI Corp.	1,400,417	37,349,121
		63,220,296

Total Common Stocks		$1,478,158,786

Registered Investment Companies - 5.1%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	2,573,663	23,857,856
State Street Institutional US Government Money Market Fund, Premier Class, 0.33% (d)	25,770,471	25,770,471
State Street Navigator Securities Lending Portfolio I, 0.90% (d)(e)	27,657,816	27,657,816
Total Registered Investment Companies		$77,286,143

Total Investment Securities - 101.6% (Cost $1,972,326,814)		$1,555,444,929

Liabilities in Excess of Other Assets - (1.6)%		(24,235,210)

Net Assets - 100.0%		$1,531,209,719

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2020 was $115,807,953.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of March 31, 2020.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $27,657,816. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $91,224,096.

ADR -	American Depositary Receipt
plc -	Public Limited Company
REIT -	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Mid Cap Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Common Stocks - 95.8%	Shares	Fair Value
Communication Services - 2.4%
Liberty Media Corp. - Liberty Formula One - Series C (a)	147,795	$4,024,458

Consumer Discretionary - 13.6%
Aaron's, Inc.	41,794	952,067
Advance Auto Parts, Inc.	18,296	1,707,383
BorgWarner, Inc.	208,222	5,074,370
Carter's, Inc. (b)	20,658	1,357,850
Hanesbrands, Inc. (b)	212,625	1,673,359
NVR, Inc. (a)	1,540	3,956,429
Red Rock Resorts, Inc., Class A	309,885	2,649,517
Vail Resorts, Inc.	24,264	3,584,036
VF Corp.	33,504	1,811,896
		22,766,907
Consumer Staples - 9.4%
Archer-Daniels-Midland Co.	111,663	3,928,304
Flowers Foods, Inc.	98,227	2,015,618
Molson Coors Brewing Co., Class B	69,787	2,722,391
Post Holdings, Inc. (a)	84,755	7,032,122
		15,698,435
Energy - 1.5%
Cimarex Energy Co.	74,991	1,262,099
Noble Energy, Inc.	209,984	1,268,303
		2,530,402
Financials - 27.1%
American International Group, Inc.	101,633	2,464,600
Bank OZK	121,910	2,035,897
BankUnited, Inc.	158,973	2,972,795
BOK Financial Corp.	39,085	1,663,458
Brighthouse Financial, Inc. (a)	68,637	1,658,956
Discover Financial Services	60,914	2,172,802
Enstar Group Ltd. (a)	9,113	1,449,423
First Republic Bank	50,188	4,129,469
Franklin Resources, Inc. (b)	77,133	1,287,350
Hartford Financial Services Group, Inc. (The)	81,010	2,854,792
Loews Corp.	235,523	8,203,266

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 95.8% (Continued)	Shares	Fair Value
Financials - 27.1% (Continued)
Mr. Cooper Group, Inc. (a)	176,366	$1,292,763
Reinsurance Group of America, Inc.	18,301	1,539,846
RenaissanceRe Holdings Ltd.	18,687	2,790,343
Sterling Bancorp	310,669	3,246,491
SVB Financial Group (a)	16,199	2,447,345
Willis Towers Watson plc	17,286	2,936,027
		45,145,623
Health Care - 2.6%
Boston Scientific Corp. (a)	130,943	4,272,670

Industrials - 14.9%
Alaska Air Group, Inc.	75,565	2,151,336
Colfax Corp. (a)(b)	179,315	3,550,437
Hub Group, Inc., Class A (a)	61,171	2,781,445
Kirby Corp. (a)	87,259	3,793,149
Parker-Hannifin Corp.	26,622	3,453,672
Sensata Technologies Holding plc (a)	95,756	2,770,221
Stericycle, Inc. (a)(b)	59,075	2,869,864
United Airlines Holdings, Inc. (a)	58,717	1,852,521
WESCO International, Inc. (a)	69,260	1,582,591
		24,805,236
Information Technology - 5.6%
Avnet, Inc.	46,355	1,163,511
Check Point Software Technologies Ltd. (a)	42,749	4,297,985
Cognizant Technology Solutions Corp., Class A	44,920	2,087,432
Juniper Networks, Inc.	92,234	1,765,359
		9,314,287
Materials - 6.1%
Ashland Global Holdings, Inc.	65,588	3,283,991
Axalta Coating Systems Ltd. (a)	149,100	2,574,957
RPM International, Inc.	32,324	1,923,278
W.R. Grace & Co.	69,761	2,483,492
		10,265,718

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 95.8% (Continued)	Shares	Fair Value
Real Estate - 8.6%
American Campus Communities, Inc. REIT	114,683	$3,182,453
CubeSmart REIT	201,429	5,396,283
Douglas Emmett, Inc.	83,749	2,555,182
Jones Lang LaSalle, Inc.	13,402	1,353,334
Mid-America Apartment Communities, Inc. REIT	18,339	1,889,467
		14,376,719
Utilities - 4.0%
South Jersey Industries, Inc.	101,897	2,547,425
UGI Corp.	153,372	4,090,431
		6,637,856

Total Common Stocks		$159,838,311

Registered Investment Companies - 4.6%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	157,132	1,456,612
State Street Institutional US Government Money Market Fund, Premier Class, 0.33% (d)	5,942,856	5,942,856
State Street Navigator Securities Lending Portfolio I, 0.90% (d)(e)	249,110	249,110
Total Registered Investment Companies		$7,648,578

Total Investment Securities - 100.4% (Cost $230,508,151)		$167,486,889

Liabilities in Excess of Other Assets - (0.4)%		(647,462)

Net Assets - 100.0%		$166,839,427

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2020 was $2,873,113.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of March 31, 2020.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $249,110. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $2,710,083.

plc -	Public Limited Company
REIT -	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Large Cap Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Common Stocks - 97.3%	Shares	Fair Value
Communication Services - 12.5%
Alphabet, Inc., Class A (a)	153,115	$177,911,974
Charter Communications, Inc., Class A (a)	224,609	97,999,153
Comcast Corp., Class A	2,608,773	89,689,616
Facebook, Inc., Class A (a)	734,025	122,435,370
Walt Disney Co. (The)	1,613,377	155,852,218
		643,888,331
Consumer Discretionary - 12.2%
Booking Holdings, Inc. (a)	79,838	107,407,658
BorgWarner, Inc.	3,495,593	85,187,601
General Motors Co.	4,148,122	86,197,975
Hanesbrands, Inc. (b)	6,046,011	47,582,107
NVR, Inc. (a)	39,461	101,379,650
O'Reilly Automotive, Inc. (a)	170,188	51,235,097
TJX Cos., Inc. (The)	2,475,887	118,372,158
VF Corp.	565,077	30,559,364
		627,921,610
Consumer Staples - 13.8%
Archer-Daniels-Midland Co.	1,589,088	55,904,116
Kellogg Co.	782,091	46,917,639
Kimberly-Clark Corp.	917,371	117,304,230
Mondelez International, Inc., Class A	2,028,629	101,593,740
PepsiCo, Inc.	1,229,342	147,643,974
Philip Morris International, Inc.	1,439,389	105,017,822
Procter & Gamble Co. (The)	1,197,139	131,685,290
		706,066,811
Energy - 2.8%
Chevron Corp.	1,870,944	135,568,602
Cimarex Energy Co.	434,564	7,313,712
		142,882,314
Financials - 23.8%
American International Group, Inc.	5,572,387	135,130,385
Berkshire Hathaway, Inc., Class B (a)	975,278	178,310,077
Charles Schwab Corp. (The)	3,453,606	116,110,234
Citigroup, Inc.	4,115,932	173,363,056
First Republic Bank	924,108	76,035,606

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

Common Stocks - 97.3% (Continued)	Shares	Fair Value
Financials - 23.8% (Continued)
Hartford Financial Services Group, Inc. (The)	1,968,463	$69,368,636
JPMorgan Chase & Co.	727,981	65,540,129
KKR & Co., Inc., Class A (b)	4,998,426	117,313,058
Loews Corp.	522,266	18,190,525
Marsh & McLennan Cos., Inc.	864,914	74,780,465
MetLife, Inc.	4,045,200	123,661,764
Morgan Stanley	2,226,593	75,704,162
		1,223,508,097
Health Care - 15.7%
Abbott Laboratories	3,052,300	240,856,993
Gilead Sciences, Inc.	1,137,463	85,036,734
Humana, Inc.	302,486	94,986,654
Medtronic plc	1,683,181	151,789,263
Pfizer, Inc.	3,977,538	129,826,840
Thermo Fisher Scientific, Inc.	373,534	105,934,242
		808,430,726
Industrials - 5.4%
Honeywell International, Inc.	472,617	63,231,428
Parker-Hannifin Corp.	703,123	91,216,147
United Technologies Corp.	1,294,534	122,113,392
		276,560,967
Information Technology - 8.3%
Cognizant Technology Solutions Corp., Class A	982,174	45,641,626
Fidelity National Information Services, Inc.	766,886	93,284,013
Microsoft Corp.	775,953	122,375,548
Texas Instruments, Inc.	885,408	88,478,821
Visa, Inc., Class A	465,379	74,981,865
		424,761,873
Materials - 2.8%
Linde plc	491,071	84,955,283
Sherwin-Williams Co. (The)	124,587	57,250,218
		142,205,501

Total Common Stocks		$4,996,226,230

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

Registered Investment Companies - 2.2%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.33% (c)	104,060,084	104,060,084
State Street Navigator Securities Lending Portfolio I, 0.90% (c)(d)	12,117,567	12,117,567
Total Registered Investment Companies		$116,177,651

Total Investment Securities - 99.5% (Cost $4,836,005,900)		$5,112,403,881

Other Assets in Excess of Liabilities - 0.5%		23,804,768

Net Assets - 100.0%		$5,136,208,649

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2020 was $45,435,235.
(c)	The rate shown is the 7-day effective yield as of March 31, 2020.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $12,117,567. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $35,711,666.

plc -	Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill All Cap Select Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Common Stocks - 95.4%	Shares	Fair Value
Communication Services - 9.1%
Alphabet, Inc., Class A (a)	7,617	$8,850,573
Facebook, Inc., Class A (a)	30,722	5,124,430
Walt Disney Co. (The)	45,979	4,441,571
		18,416,574
Consumer Discretionary - 13.5%
Booking Holdings, Inc. (a)	2,813	3,784,385
BorgWarner, Inc.	300,929	7,333,640
Hanesbrands, Inc. (b)	879,532	6,921,917
Red Rock Resorts, Inc., Class A	416,764	3,563,332
Vail Resorts, Inc.	38,986	5,758,622
		27,361,896
Consumer Staples - 13.7%
Archer-Daniels-Midland Co.	134,581	4,734,560
Cal-Maine Foods, Inc. (b)	243,458	10,707,283
Mondelez International, Inc., Class A	116,395	5,829,062
Philip Morris International, Inc.	87,130	6,357,005
		27,627,910
Financials - 30.6%
American International Group, Inc.	497,627	12,067,455
Bank OZK	216,712	3,619,090
Berkshire Hathaway, Inc., Class B (a)	62,847	11,490,317
Charles Schwab Corp. (The)	186,817	6,280,787
Citigroup, Inc.	95,888	4,038,803
KKR & Co., Inc., Class A	320,284	7,517,065
MetLife, Inc.	212,852	6,506,886
Mr. Cooper Group, Inc. (a)	1,404,345	10,293,849
		61,814,252
Health Care - 2.3%
GlaxoSmithKline plc - ADR (b)	125,982	4,773,458

Industrials - 17.4%
Cimpress plc (a)(b)	73,356	3,902,539
Colfax Corp. (a)	343,730	6,805,854
Copa Holdings SA, Class A	44,863	2,031,845
Hub Group, Inc., Class A (a)	109,282	4,969,052

Diamond Hill All Cap Select Fund

Schedule of Investments (Continued)

Common Stocks - 95.4% (Continued)	Shares	Fair Value
Industrials - 17.4% (Continued)
Johnson Controls International plc	171,534	$4,624,557
Kirby Corp. (a)	114,649	4,983,792
United Airlines Holdings, Inc. (a)	62,959	1,986,356
WESCO International, Inc. (a)	257,830	5,891,415
		35,195,410
Information Technology - 7.4%
Cognizant Technology Solutions Corp., Class A	126,293	5,868,836
Sanmina Corp. (a)	135,206	3,688,420
Visa, Inc., Class A	33,126	5,337,261
		14,894,517
Materials - 1.4%
Ashland Global Holdings, Inc.	56,041	2,805,973

Total Common Stocks		$192,889,990

Registered Investment Companies - 7.8%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.33% (c)	8,966,832	8,966,832
State Street Navigator Securities Lending Portfolio I, 0.90% (c)(d)	6,728,799	6,728,799
Total Registered Investment Companies		$15,695,631

Total Investment Securities - 103.2% (Cost $252,669,777)		$208,585,621

Liabilities in Excess of Other Assets - (3.2)%		(6,365,054)

Net Assets - 100.0%		$202,220,567

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2020 was $9,416,556.
(c)	The rate shown is the 7-day effective yield as of March 31, 2020.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $6,728,799. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $3,186,494.

ADR -	American Depositary Receipt
plc -	Public Limited Company
SA -	Societe Anonyme

See accompanying notes to Schedules of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Common Stocks - 86.9%	Shares	Fair Value
Communication Services - 10.5%
Alphabet, Inc., Class A (a)(b)(c)	79,190	$92,014,821
Comcast Corp., Class A (a)	1,357,645	46,675,835
Facebook, Inc., Class A (a)(b)	416,175	69,417,990
Walt Disney Co. (The) (a)	548,019	52,938,635
		261,047,281
Consumer Discretionary - 7.6%
Advance Auto Parts, Inc. (a)	359,660	33,563,471
Booking Holdings, Inc. (a)(b)	33,670	45,296,924
BorgWarner, Inc. (a)	1,855,755	45,224,749
Hanesbrands, Inc. (a)(c)	3,896,845	30,668,170
TJX Cos., Inc. (The)	692,028	33,085,859
		187,839,173
Consumer Staples - 4.6%
Archer-Daniels-Midland Co.	1,253,405	44,094,788
Constellation Brands, Inc., Class A (a)	245,334	35,171,082
Mondelez International, Inc., Class A	676,485	33,878,369
		113,144,239
Energy - 2.1%
Chevron Corp. (a)	369,810	26,796,433
Cimarex Energy Co. (a)	1,446,014	24,336,416
		51,132,849
Financials - 23.0%
American International Group, Inc. (a)	3,006,000	72,895,500
Bank OZK (a)	2,338,194	39,047,840
BankUnited, Inc. (a)	1,327,618	24,826,457
Berkshire Hathaway, Inc., Class B (a)(b)(c)	428,160	78,280,493
Charles Schwab Corp. (The) (a)	1,502,800	50,524,136
Citigroup, Inc. (c)	1,367,684	57,606,850
First Republic Bank (a) (c)	329,575	27,117,431
Hartford Financial Services Group, Inc. (The)	978,326	34,476,208
JPMorgan Chase & Co. (a)	124,355	11,195,681
KKR & Co., Inc., Class A (a)	1,999,247	46,922,327
MetLife, Inc. (a)(c)	2,133,654	65,225,803
Morgan Stanley (a)	961,513	32,691,442

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

Common Stocks - 86.9% (Continued)	Shares	Fair Value
Financials - 23.0% (Continued)
SVB Financial Group (a)(b)	186,063	$28,110,398
		568,920,566
Health Care - 14.3%
Abbott Laboratories (a)	607,655	47,950,056
Allergan plc (c)	342,612	60,676,585
CVS Health Corp.	448,609	26,615,972
Humana, Inc. (a)	165,010	51,816,440
Medtronic plc (a)(c)	623,649	56,240,667
Perrigo Co. plc (a)	1,253,370	60,274,563
Pfizer, Inc.	1,568,250	51,187,680
		354,761,963
Industrials - 8.2%
Alaska Air Group, Inc.	402,840	11,468,855
Johnson Controls International plc (a)(c)	2,577,774	69,496,787
Kirby Corp. (a)(b)	909,451	39,533,835
Parker-Hannifin Corp.	162,095	21,028,584
Sensata Technologies Holding plc (a)(b)	897,222	25,956,632
United Airlines Holdings, Inc. (a)(b)(c)	1,157,000	36,503,350
		203,988,043
Information Technology - 9.6%
Cognizant Technology Solutions Corp., Class A	1,144,210	53,171,439
Fidelity National Information Services, Inc. (a)	392,331	47,723,143
Microsoft Corp. (c)	446,022	70,342,130
Texas Instruments, Inc. (a)	317,890	31,766,748
Visa, Inc., Class A (a)	222,295	35,816,170
		238,819,630
Materials - 7.0%
Ashland Global Holdings, Inc. (a)	874,173	43,769,842
Axalta Coating Systems Ltd. (a)(b)(c)	1,782,909	30,790,838
RPM International, Inc. (a)	430,455	25,612,073
Sherwin-Williams Co. (The) (a)	77,650	35,681,728
W.R. Grace & Co. (a)	1,044,301	37,177,116
		173,031,597

Total Common Stocks		$2,152,685,341

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

Registered Investment Companies - 31.2%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (d)	5,827,982	54,025,393
State Street Institutional US Government Money Market Fund, Premier Class, 0.33% (e)	219,011,942	219,011,942
State Street Navigator Securities Lending Portfolio I, 0.90% (e)(f)	499,880,194	499,880,194
Total Registered Investment Companies		$772,917,529

Total Investment Securities - 118.1% (Cost $3,042,382,646)		$2,925,602,870

Segregated Cash With Custodian - 25.6%		633,403,249

Investments Sold Short - (24.4)% (Proceeds $743,099,052)		(603,061,602)

Liabilities in Excess of Other Assets - (19.3)%		(478,605,292)

Net Assets - 100.0%		$2,477,339,225

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2020 was $481,517,922.
(b)	Non-income producing security.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	Affiliated Fund.
(e)	The rate shown is the 7-day effective yield as of March 31, 2020.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $499,880,194.

plc -	Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

March 31, 2020 (Unaudited)

Common Stocks - 24.3%	Shares	Fair Value
Communication Services - 1.0%
Cogent Communications Holdings, Inc.	252,220	$20,674,473
Omnicom Group, Inc.	61,902	3,398,420
		24,072,893
Consumer Discretionary - 5.1%
Asbury Automotive Group, Inc.	106,526	5,883,431
AutoNation, Inc.	179,867	5,047,068
Best Buy Co., Inc.	268,454	15,301,878
Cheesecake Factory, Inc. (The)	330,483	5,644,650
Dick's Sporting Goods, Inc.	580,011	12,331,034
Grand Canyon Education, Inc.	322,011	24,564,609
PulteGroup, Inc.	294,408	6,571,187
Tesla, Inc.	47,542	24,912,008
Walmart, Inc.	95,537	10,854,914
Whirlpool Corp.	175,638	15,069,740
		126,180,519
Consumer Staples - 2.9%
Boston Beer Co., Inc., Class A	93,185	34,251,079
Brown-Forman Corp., Class B	691,040	38,359,630
		72,610,709
Financials - 4.2%
Bank of Hawaii Corp.	244,803	13,522,918
Cincinnati Financial Corp.	205,810	15,528,364
Commerce Bancshares, Inc.	784,526	39,500,884
FactSet Research Systems, Inc.	68,275	17,797,927
First American Financial Corp.	97,963	4,154,611
First Financial Bankshares, Inc.	490,845	13,174,280
		103,678,984
Health Care - 1.7%
Henry Schein, Inc.	121,160	6,121,003
Integra LifeSciences Holdings Corp.	263,269	11,760,226
Waters Corp.	139,595	25,413,270
		43,294,499
Industrials - 4.1%
Cintas Corp.	44,995	7,794,034
Hawaiian Holdings, Inc.	378,840	3,955,090

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

Common Stocks - 24.3% (Continued)	Shares	Fair Value
Industrials - 4.1% (Continued)
PACCAR, Inc.	571,937	$34,962,509
Robert Half International, Inc.	392,145	14,803,474
W.W. Grainger, Inc.	136,288	33,867,568
Wabtec Corp.	115,965	5,581,395
		100,964,070
Information Technology - 4.2%
Badger Meter, Inc.	145,070	7,775,752
Blackbaud, Inc.	236,311	13,127,076
Cisco Systems, Inc.	353,578	13,899,151
j2 Global, Inc.	365,614	27,366,208
Oracle Corp.	531,515	25,688,120
Western Union Co. (The)	831,813	15,080,770
		102,937,077
Materials - 0.1%
Silgan Holdings, Inc.	115,345	3,347,312

Real Estate - 0.2%
VEREIT, Inc.	987,230	4,827,555

Utilities - 0.9%
Consolidated Edison, Inc.	271,128	21,147,984

Total Investments Sold Short - 24.3% (Proceeds $743,099,052)		$603,061,602

Percentages disclosed are based on total net assets of the Fund at March 31, 2020.

See accompanying notes to Schedules of Investments and Investments Sold Short.

Diamond Hill Research Opportunities Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Common Stocks - 103.4%	Shares	Fair Value
Communication Services - 16.3%
Alphabet, Inc., Class A (a)	1,933	$2,246,049
Baidu, Inc. - ADR (a)	2,879	290,174
Charter Communications, Inc., Class A (a)	890	388,316
Facebook, Inc., Class A (a)(b)	9,891	1,649,819
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	29,180	794,571
Tencent Holdings Ltd. (HK)	13,400	662,338
Walt Disney Co. (The) (b)	5,346	516,424
Zynga, Inc., Class A (a)	44,064	301,838
		6,849,529
Consumer Discretionary - 10.0%
Advance Auto Parts, Inc. (c)	3,305	308,423
EssilorLuxottica SA (FR)	3,523	372,709
Hanesbrands, Inc. (b)	20,000	157,400
McDonald's Corp. (b)	1,570	259,600
NIKE, Inc., Class B	1,500	124,110
NVR, Inc. (a)	190	488,131
O'Reilly Automotive, Inc. (a)(b)	800	240,840
Red Rock Resorts, Inc., Class A	75,768	647,816
Starbucks Corp. (b)	2,595	170,595
TJX Cos., Inc. (The)	3,297	157,630
Vail Resorts, Inc. (b)	7,550	1,115,211
VF Corp. (b)	3,100	167,648
		4,210,113
Consumer Staples - 4.1%
Archer-Daniels-Midland Co.	7,300	256,814
Cal-Maine Foods, Inc. (b)	14,000	615,720
Constellation Brands, Inc., Class A (b)	1,200	172,032
Mondelez International, Inc., Class A	1,300	65,104
Seaboard Corp.	225	632,880
		1,742,550
Energy - 0.6%
Chevron Corp.	1,268	91,879
Cimarex Energy Co.	3,500	58,905
Noble Energy, Inc. (b)	7,000	42,280

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 103.4% (Continued)	Shares	Fair Value
Energy - 0.6% (Continued)
WPX Energy, Inc. (a)	14,851	$45,296
		238,360
Financials - 13.6%
Banco Bilbao Vizcaya Argentaria SA (ES)	28,347	87,710
Bank of New York Mellon Corp. (The)	17,210	579,633
Bank OZK (c)	32,695	546,007
BankUnited, Inc.	9,720	181,764
Cadence BanCorp	25,518	167,143
Charles Schwab Corp. (The)	15,449	519,395
Credit Suisse Group AG (SW)	6,835	55,175
Fairfax India Holdings Corp. (a)	13,412	88,117
First Republic Bank	6,618	544,529
Julius Baer Group Ltd. (SW) (a)	838	28,074
Kasikornbank pcl - NVDR (TH)	33,900	94,404
Live Oak Bancshares, Inc. (c)	34,430	429,342
Morgan Stanley (c)	16,595	564,230
Mr. Cooper Group, Inc. (a)(c)	95,369	699,055
Northern Trust Corp. (b)	5,603	422,802
SCOR SE (FR)	1,000	21,984
Sterling Bancorp (b)	15,837	165,497
SVB Financial Group (a)(c)	3,470	524,248
		5,719,109
Health Care - 18.0%
Allergan plc (c)	4,310	763,301
Boston Scientific Corp. (a)	24,815	809,713
Humana, Inc.	3,530	1,108,491
Integer Holdings Corp. (a)	3,600	226,296
McKesson Corp.	5,875	794,653
Medtronic plc (c)	9,250	834,165
Perrigo Co. plc	23,574	1,133,674
Pfizer, Inc.	25,210	822,854
Thermo Fisher Scientific, Inc.	3,877	1,099,517
		7,592,664
Industrials - 14.0%
Alaska Air Group, Inc.	1,868	53,182
Allegiant Travel Co. (b)	790	64,622

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 103.4% (Continued)	Shares	Fair Value
Industrials - 14.0% (Continued)
Astronics Corp. (a)(c)	40,000	$367,200
Colfax Corp. (a)(b)	36,896	730,541
Copa Holdings SA, Class A (b)	8,306	376,179
Fastenal Co. (b)	7,200	225,000
Honeywell International, Inc. (b)	1,733	231,858
Howden Joinery Group plc (GB)	40,500	255,016
Hub Group, Inc., Class A (a)(b)	1,563	71,070
IAA, Inc. (a)(b)	4,365	130,775
Johnson Controls International plc	5,791	156,125
Sensata Technologies Holding plc (a)(c)	28,916	836,540
SPX FLOW, Inc. (a)(b)	5,806	165,007
Stericycle, Inc. (a)(b)	23,630	1,147,945
Textron, Inc. (b)	4,427	118,068
United Airlines Holdings, Inc. (a)(c)	15,513	489,435
United Technologies Corp.	2,352	221,864
Welbilt, Inc. (a)	16,203	83,121
WESCO International, Inc. (a)	6,790	155,152
		5,878,700
Information Technology - 16.3%
Avnet, Inc.	6,761	169,701
Cognizant Technology Solutions Corp., Class A (c)	26,876	1,248,928
Fidelity National Information Services, Inc.	5,330	648,341
Fiserv, Inc. (a)(b)	6,250	593,688
Microsoft Corp. (c)	6,880	1,085,045
NXP Semiconductors NV	2,124	176,143
Sanmina Corp. (a)	25,088	684,401
TE Connectivity Ltd.	5,116	322,206
Texas Instruments, Inc.	6,408	640,351
Visa, Inc., Class A	4,407	710,056
WNS Holdings Ltd. - ADR (a)	13,877	596,433
		6,875,293
Materials - 6.5%
Ashland Global Holdings, Inc. (c)	23,423	1,172,790
LANXESS AG (DE)	6,850	272,448
Linde plc	3,275	566,575
Sherwin-Williams Co. (The)	950	436,544

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 103.4% (Continued)	Shares	Fair Value
Materials - 6.5% (Continued)
W.R. Grace & Co. (c)	7,550	$268,780
		2,717,137
Real Estate - 3.7%
American Campus Communities, Inc. REIT	6,610	183,428
CubeSmart REIT	11,206	300,209
Douglas Emmett, Inc.	7,435	226,842
Essex Property Trust, Inc. REIT	1,035	227,948
iStar, Inc. REIT (b)	14,750	156,498
JBG SMITH Properties (b)	6,505	207,054
Mid-America Apartment Communities, Inc. REIT	1,395	143,727
Public Storage REIT (b)	596	118,372
		1,564,078
Utilities - 0.3%
UGI Corp. (b)	5,391	143,778

Total Common Stocks		$43,531,311

Corporate Bonds - 0.3%	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Goods - 0.3%
Sysco Corp.	6.600%	04/01/50	$100,000	$108,660

Registered Investment Companies - 32.8%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.33% (d)	3,753,706	3,753,706
State Street Navigator Securities Lending Portfolio I, 0.90% (d)(e)	10,054,991	10,054,991
Total Registered Investment Companies		$13,808,697

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Total Investment Securities - 136.5% (Cost $63,350,862)	$57,448,668

Segregated Cash With Custodian - 3.0%	1,255,785

Investments Sold Short - (15.8)% (Proceeds $7,333,811)	(6,628,507)

Liabilities in Excess of Other Assets - (23.7)%	(9,956,362)

Net Assets - 100.0%	$42,119,584

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2020 was $9,796,677.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of March 31, 2020.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $10,054,991.

ADR -	American Depositary Receipt
AG -	Aktiengesellschaft
DE -	German Security
ES -	Spanish Security
FR -	French Security
GB -	British Security
HK -	Hong Kong Security
NV -	Naamloze Vennootschap
NVDR -	Non-Voting Depositary Receipt
pcl-	Public Company Limited
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
SA -	Societe Anonyme
SE -	Societas Europaea
SW -	Swiss Security
TH -	Thai Security

See accompanying notes to Schedules of Investments.

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short

March 31, 2020 (Unaudited)

Common Stocks - 15.8%	Shares	Fair Value
Communication Services - 0.9%
Cogent Communications Holdings, Inc.	4,030	$330,339
Omnicom Group, Inc.	666	36,563
		366,902
Consumer Discretionary - 4.4%
Asbury Automotive Group, Inc.	500	27,615
AutoNation, Inc.	1,410	39,565
Best Buy Co., Inc.	2,397	136,629
Cheesecake Factory, Inc. (The)	809	13,818
Dick's Sporting Goods, Inc.	2,600	55,276
Grand Canyon Education, Inc.	5,596	426,891
lululemon athletica, inc.	2,113	400,519
PulteGroup, Inc.	5,885	131,353
Tesla, Inc.	822	430,728
Under Armour, Inc., Class A	6,365	58,622
Walmart, Inc.	625	71,013
Whirlpool Corp.	737	63,235
		1,855,264
Consumer Staples - 0.8%
Boston Beer Co., Inc., Class A	596	219,066
Brown-Forman Corp., Class B	2,230	123,787
		342,853
Financials - 3.2%
Bank of Hawaii Corp.	3,025	167,101
Cincinnati Financial Corp.	1,335	100,726
Commerce Bancshares, Inc.	4,407	221,892
First Financial Bankshares, Inc.	13,658	366,581
Northwest Bancshares, Inc.	6,620	76,593
Starwood Property Trust, Inc.	10,658	109,245
Westamerica Bancorp.	5,295	311,240
		1,353,378
Health Care - 1.0%
Align Technology, Inc.	570	99,152
Henry Schein, Inc.	1,800	90,936
Waters Corp.	1,200	218,460
		408,548

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short (Continued)

Common Stocks - 15.8% (Continued)	Shares	Fair Value
Industrials - 0.8%
AAON, Inc.	455	$21,986
Boeing Co. (The)	181	26,994
Cintas Corp.	74	12,818
Lennox International, Inc.	120	21,815
PACCAR, Inc.	1,400	85,582
Robert Half International, Inc.	1,378	52,020
W.W. Grainger, Inc.	407	101,140
		322,355
Information Technology - 3.8%
Amkor Technology, Inc.	8,074	62,896
Badger Meter, Inc.	2,586	138,610
Blackbaud, Inc.	5,221	290,027
Cisco Systems, Inc.	8,877	348,955
j2 Global, Inc.	460	34,431
Oracle Corp.	9,018	435,840
Western Union Co. (The)	14,971	271,424
		1,582,183
Real Estate - 0.4%
EastGroup Properties, Inc.	1,411	147,421
VEREIT, Inc.	8,295	40,563
		187,984
Utilities - 0.5%
Consolidated Edison, Inc.	2,680	209,040

Total Investments Sold Short - 15.7% (Proceeds $7,333,811)		$6,628,507

Percentages disclosed are based on total net assets of the Fund at March 31, 2020.

See accompanying notes to Schedules of Investments and Investments Sold Short.

Diamond Hill Global Fund

Schedule of Investments

March 31, 2020

Common Stocks - 98.0%	Shares	Value
Belgium - 3.1%
Anheuser-Busch InBev SA/NV	10,169	$448,817

China - 2.4%
Baidu, Inc. - ADR (a)	3,460	348,733

France - 8.3%
EssilorLuxottica SA	4,400	465,490
Euronext NV	4,800	353,167
SCOR SE	18,421	404,973
		1,223,630
Germany - 2.9%
Fuchs Petrolub SE	13,315	425,123

Israel - 3.8%
Check Point Software Technologies Ltd. (a)	5,572	560,209

Japan - 1.9%
Seven & i Holdings Co. Ltd.	8,600	284,035

Netherlands - 1.3%
Unilever NV	4,031	197,976

South Korea - 2.8%
Samsung Electronics Co. Ltd.	10,685	415,062

Switzerland - 3.7%
Julius Baer Group Ltd. (a)	16,437	550,667

Thailand - 1.4%
Kasikornbank pcl - NVDR	73,200	203,845

United Kingdom - 11.7%
Ashmore Group plc	72,682	320,344
Beazley plc	51,467	248,499
BT Group plc	193,311	281,452

Diamond Hill Global Fund

Schedule of Investments (Continued)

Common Stocks - 98.0% (Continued)	Shares	Value
United Kingdom - 11.7% (Continued)
Diageo plc	11,854	$376,244
Howden Joinery Group plc	77,469	487,799
		1,714,338
United States - 54.7%
Alphabet, Inc., Class C (a)	400	465,124
American International Group, Inc.	20,698	501,926
Archer-Daniels-Midland Co.	3,225	113,455
Berkshire Hathaway, Inc., Class B (a)	3,609	659,833
Booking Holdings, Inc. (a)	200	269,064
BorgWarner, Inc.	20,146	490,958
Charles Schwab Corp. (The)	10,370	348,639
Cimpress plc (a)(b)	3,029	161,143
Citigroup, Inc.	5,557	234,061
Cognizant Technology Solutions Corp., Class A	5,279	245,315
Copa Holdings SA, Class A	3,565	161,459
Facebook, Inc., Class A (a)	1,975	329,430
Hanesbrands, Inc. (b)	29,262	230,292
Hub Group, Inc., Class A (a)	7,477	339,979
Johnson Controls International plc	9,762	263,184
Kirby Corp. (a)	7,690	334,284
KKR & Co., Inc., Class A	20,312	476,723
MetLife, Inc.	15,040	459,773
Mondelez International, Inc., Class A	6,026	301,782
Philip Morris International, Inc.	4,012	292,716
Red Rock Resorts, Inc., Class A	24,357	208,252
Sanmina Corp. (a)	10,511	286,740
United Airlines Holdings, Inc. (a)	4,463	140,808
Vail Resorts, Inc.	2,173	320,974
Visa, Inc., Class A	1,190	191,733
Walt Disney Co. (The)	2,233	215,708
		8,043,355

Total Common Stocks		$14,415,790

Diamond Hill Global Fund

Schedule of Investments (Continued)

Registered Investment Companies - 3.1%	Par Value	Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.33%(c)	271,536	271,536
State Street Navigator Securities Lending Portfolio I, 0.90% (c)(d)	187,449	187,449
Total Registered Investment Companies		$458,985

Total Investments at Value - 101.1% (Cost $19,404,377)		$14,874,775

Liabilities in Excess of Other Assets - (1.1)%		(161,932)

Net Assets - 100.0%		$14,712,843

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2020 was $275,512.
(c)	The rate shown is the 7-day effective yield as of March 31, 2020.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $187,449. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $103,900.

ADR -	American Depositary Receipt
NV -	Naamloze Vennootschap
NVDR -	Non-Voting Depositary Receipt
pcl-	Public Company Limited
plc -	Public Limited Company
SA -	Societe Anonyme
SE -	Societas Europaea

See accompanying notes to Schedules of Investments.

Diamond Hill International Fund

Schedule of Investments

March 31, 2020

Common Stocks - 99.1%	Shares	Value
Belgium - 3.9%
Anheuser-Busch InBev SA/NV	9,904	$437,121

Canada - 4.3%
Fairfax Financial Holdings Ltd.	991	303,837
Rogers Communications, Inc., Class B	4,100	170,273
		474,110
China - 4.1%
Baidu, Inc. - ADR (a)	3,024	304,789
Noah Holdings Ltd. - ADR (a)(b)	5,942	153,660
		458,449
France - 9.6%
EssilorLuxottica SA	2,819	298,231
LVMH Moet Hennessy Louis Vuitton SE	354	129,730
Safran SA	2,327	206,007
SCOR SE	9,958	218,920
Vivendi SA	10,360	218,877
		1,071,765
Germany - 3.9%
Beiersdorf AG	1,398	140,657
Fuchs Petrolub SE	5,907	210,544
Software AG	2,757	82,105
		433,306
Hong Kong - 3.7%
Tencent Holdings Ltd.	8,300	410,254

India - 2.2%
HDFC Bank Ltd. - ADR	6,448	247,990

Israel - 3.5%
Check Point Software Technologies Ltd. (a)	3,919	394,016

Japan - 9.9%
Astellas Pharma, Inc.	15,600	240,373
FANUC Corp.	800	106,909
Kao Corp.	800	65,179
KDDI Corp.	11,400	336,765
Seven & i Holdings Co. Ltd.	10,800	356,696
		1,105,922

Diamond Hill International Fund

Schedule of Investments (Continued)

Common Stocks - 99.1% (Continued)	Shares	Value
Mexico - 2.4%
Grupo Aeroportuario del Sureste SAB de CV, Class B	18,826	$177,469
Telesites SAB de CV (a)	133,806	87,604
		265,073
Netherlands - 4.2%
Unilever NV	9,633	473,109

South Korea - 2.8%
Samsung Electronics Co. Ltd.	7,936	308,276

Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA	31,443	97,290

Switzerland - 10.9%
Compagnie Financiere Richemont SA	3,521	188,235
Julius Baer Group Ltd. (a)	9,069	303,826
Novartis AG - ADR	3,441	283,710
Roche Holding AG	851	273,837
Swatch Group AG (The)	875	171,870
		1,221,478
Taiwan Province of China - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,814	182,271

Thailand - 1.7%
Kasikornbank pcl - NVDR	69,400	193,263

United Kingdom - 18.1%
Ashmore Group plc	48,535	213,917
Beazley plc	29,079	140,403
BT Group plc	170,258	247,888
Bunzl plc	7,611	152,492
Diageo plc	12,302	390,463
GlaxoSmithKline plc	21,199	398,162
Howden Joinery Group plc	42,472	267,433

Diamond Hill International Fund

Schedule of Investments (Continued)

Common Stocks - 99.1% (Continued)	Shares	Value
United Kingdom - 18.1% (Continued)
Tesco plc	69,889	$197,557
		2,008,315
United States - 11.5%
Alphabet, Inc., Class A (a)	236	274,220
Copa Holdings SA, Class A	4,383	198,506
Facebook, Inc., Class A (a)	1,025	170,970
LivaNova plc (a)	1,773	80,228
Palo Alto Networks, Inc. (a)	715	117,231
Walt Disney Co. (The)	4,577	442,138
		1,283,293

Total Common Stocks		$11,065,301

Registered Investment Companies - 0.8%	Par Value	Value
State Street Institutional US Government Money Market, Premier Class, 0.33%(c)	65,940	65,940
State Street Navigator Securities Lending Portfolio I, 0.90%(c)(d)	27,225	27,225
Total Registered Investment Companies		$93,165

Total Investments at Value - 99.9% (Cost $13,605,254)		$11,158,466

Other Assets in Excess of Liabilities - 0.1%		7,185

Net Assets - 100.0%		$11,165,651

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2020 was $153,660.
(c)	The rate shown is the 7-day effective yield as of March 31, 2020.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $27,225. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $119,840.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
NVDR - Non-Voting Depositary Receipt
pcl - Public Company Limited
plc - Public Limited Company
SA - Societe Anonyme
SAB de CV - Societe Anonima Bursatil de Capital Variable
SE - Societas Europaea

See accompanying notes to Schedules of Investments.

Diamond Hill Short Duration Total Return Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Corporate Credit - 2.8%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 0.9%
Citigroup, Inc.	2.350%	08/02/21	$500,000	$499,513
DBS Group Holdings Ltd. (3MO LIBOR + 49) (a)(b)	1.489%	06/08/20	1,500,000	1,497,180
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (b)	2.904%	04/26/22	450,000	437,729
JPMorgan Chase & Co.	3.086%	04/26/21	500,000	499,792
JPMorgan Chase & Co. (3MO LIBOR + 100) (b)	2.831%	01/15/23	400,000	383,642
Mizuho Financial Group	2.273%	09/13/21	500,000	494,205
PNC Bank NA	1.743%	02/24/23	420,000	413,218
Toronto-Dominion Bank (The) (3MO LIBOR + 43) (b)	1.198%	06/11/21	2,000,000	1,944,889
Toronto-Dominion Bank (The) (b)	0.490%	01/27/23	375,000	351,265
				6,521,433
Capital Goods - 0.0% (c)
Welbilt, Inc.	9.500%	02/15/24	100,000	85,000

Communications - 0.2%
American Tower Corp. (d)	2.250%	01/15/22	250,000	244,026
British Telecommunications plc	4.500%	12/04/23	500,000	523,836
Cogent Communications, Inc. (a)	5.625%	04/15/21	200,000	197,000
Crown Castle International Corp.	2.250%	09/01/21	425,000	419,048
Twenty-First Century Fox, Inc.	4.030%	01/25/24	450,000	467,529
				1,851,439
Consumer Cyclical - 0.7%
CCM Merger, Inc. (a)	6.000%	03/15/22	200,000	164,000
Daimler Finance LLC (a)	1.750%	03/10/23	2,400,000	2,259,796
Fiat Chrysler Automobiles NV	4.500%	04/15/20	200,000	199,418
Ford Motor Credit Co. LLC	5.584%	03/18/24	250,000	231,875
General Motors Financial Co., Inc.	3.200%	07/06/21	25,000	23,873
General Motors Financial Co., Inc.	4.200%	11/06/21	950,000	903,222
Toyota Motor Credit Corp. (3MO LIBOR + 54) (b)(d)	2.412%	01/08/21	1,000,000	988,504
				4,770,688

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Corporate Credit - 2.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 0.1%
Zoetis, Inc.	3.250%	08/20/21	$450,000	$456,077

Energy - 0.3%
Diamondback Energy, Inc.	5.375%	05/31/25	767,000	565,602
Energy Transfer Operating LP	4.500%	04/15/24	925,000	825,129
Welltec A/S (a)	9.500%	12/01/22	200,000	188,000
WPX Energy, Inc.	5.250%	09/15/24	1,000,000	610,000
				2,188,731
Insurance - 0.5%
Athene Global Funding (a)	2.500%	01/14/25	1,450,000	1,366,077
Jackson National Life Global Funding (3MO LIBOR + 48) (a)(b)	1.248%	06/11/21	950,000	911,333
Jackson National Life Global Funding (a)	2.100%	10/25/21	200,000	198,781
Met Life Global Funding I (a)	3.375%	01/11/22	500,000	507,624
Met Life Global Funding I (a)(d)	1.950%	01/13/23	450,000	440,481
Principal Life Global Funding II (a)	2.375%	11/21/21	400,000	394,279
				3,818,575
Technology - 0.1%
Dell International LLC (a)(d)	4.000%	07/15/24	500,000	504,441

Transportation - 0.0% (c)
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	59,711	59,673
U.S. Airways Pass-Through Trust, Series 2012-2, Class B	6.750%	12/03/22	134,837	130,551
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	74,214	71,798
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	106,964	97,892
				359,914

Total Corporate Credit				$20,556,298

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 15.0%
Access Point Financial, Inc., Series 2017-A, Class C (a)	5.820%	04/15/29	$4,750,000	$4,779,097
Access Point Financial, Inc., Series 2017-A, Class D (a)	6.000%	04/15/29	5,000,000	5,029,718
BXG Receivables Note Trust, Series 2012-A, Class B (a)	3.990%	12/02/27	264,656	258,779
Credibly Asset Securitization LLC, Pool #FN 252409, Series 2018-1A, Class A (a)(g)	4.800%	11/15/23	2,000,000	1,953,883
Diamond Resorts Owner Trust, Series 2019-1A, Class B (a)	3.530%	02/20/32	976,735	939,457
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (a)	4.230%	09/25/24	5,000,000	3,140,649
FORA Financial Asset Securitization LLC, Series 2019-1, Class A (a)(g)	4.018%	10/15/24	5,000,000	4,754,421
FORA Financial Asset Securitization LLC, Series 2019-1, Class C (a)(g)	6.269%	10/15/24	835,000	791,324
Gold Key Resorts LLC, Series 2014-A, Class A (a)	3.220%	03/17/31	112,363	112,275
Hero Funding Trust, Series 2016-3B, Class B (a)	5.240%	09/20/42	216,867	216,349
Hero Funding Trust, Series 2016-1R, Class A1 (a)	4.500%	09/21/42	347,031	347,871
Hero Funding Trust, Series 2016-4B, Class B (a)	4.990%	09/20/47	708,184	711,661
Kabbage Funding LLC, Series 2019-1, Class A (a)(g)	3.825%	03/15/24	8,500,000	8,266,290
Kabbage Funding LLC, Series 2019-1, Class C (a)(g)	4.611%	03/15/24	2,400,000	2,322,284
Kabbage Funding LLC, Series 2019-1, Class D (a)(g)	5.688%	03/15/24	1,550,000	1,500,923
MarketPlace Loan Trust, Series 2017-BS1, Class A (a)(b)(g)	3.500%	01/18/22	86,446	86,255
Mosaic Solar Loans LLC, Series 2017-2A, Class B (a)	4.770%	06/22/43	795,720	729,318
Mosaic Solar Loans LLC, Series 2017-2A, Class D (PO) (a)	0.000%	06/22/43	2,336,011	1,706,796
Nationstar HECM Loan Trust, Series 2019-1A, Class A (a)	2.651%	06/25/29	780,891	773,881

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 15.0% (Continued)
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (a)(b)(g)	3.947%	02/25/44	$2,709,500	$2,626,400
Newtek Small Business Loan Trust, Series 2019-01, Class A (1MO LIBOR + 165) (a)(b)(g)	2.350%	12/25/44	3,595,758	3,467,291
NFAS LLC, Series 2019-1, Class A (a)(g)	4.172%	08/15/24	3,000,000	2,843,547
Octane Receivables Trust, Series 2019-1A, Class A (a)	3.160%	09/20/23	3,852,968	3,829,247
Ocwen Master Advance Receivables, Series 2019-T1, Class DT1 (a)	3.107%	08/15/50	1,350,000	1,342,006
Ocwen Master Advance Receivables, Series 2019-T1, Class ET1 (a)	4.436%	08/15/50	1,250,000	1,242,606
Ocwen Master Advance Receivables, Series 2019-T2, Class ET2 (a)(g)	4.322%	08/15/51	1,700,000	1,674,675
OnDeck Asset Securitization Trust, Series 2018-1A, Class B (a)(g)	4.020%	04/18/22	1,400,000	1,392,862
OnDeck Asset Securitization Trust, Series 2019-1A, Class D (a)(g)	4.020%	11/18/24	5,650,000	5,597,971
OnDeck Asset Securitization Trust, Series 2019-1A, Class E (a)(g)	5.150%	11/18/24	3,950,000	3,925,730
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1MO LIBOR + 285) (a)(b)	3.797%	02/25/23	2,000,000	1,834,339
Renew Financial LLC, Series 2017-1A, Class B (a)	5.750%	09/20/52	900,250	907,629
SFS Asset Securitization LLC, Series 2019-1, Class A (a)(g)	4.238%	06/10/25	4,250,000	4,012,169
SFS Asset Securitization LLC, Series 2019-1, Class B (a)(g)	5.023%	06/10/25	2,000,000	1,890,480
SFS Asset Securitization LLC, Series 2019-1, Class C (a)(g)	6.390%	06/10/25	746,000	706,908
Small Business Lending Trust, Series 2019-A, Class A (a)(g)	2.850%	07/15/26	1,532,630	1,501,989
Small Business Lending Trust, Series 2019-A, Class C (a)(g)	4.310%	07/15/26	4,700,000	4,401,260
Small Business Lending Trust, Series 2019-A, Class D (a)(g)	6.300%	07/15/26	5,000,000	4,631,457
Small Business Lending Trust, Series 2020-A, Class A (a)(g)	2.620%	12/15/26	5,649,765	5,504,232

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 15.0% (Continued)
Small Business Lending Trust, Series 2020-A, Class B (a)(g)	3.200%	12/15/26	$1,800,000	$1,684,374
Small Business Lending Trust, Series 2020-A, Class C (a)(g)	5.010%	12/15/26	5,950,000	5,483,362
TES LLC, Series 2017-1A, Class A (a)(g)	4.330%	10/20/47	4,356,608	3,401,029
TES LLC, Series 2017-1A, Class B (a)	7.740%	10/20/47	2,000,000	1,689,117
Westgate Resorts, Series 2016-1A, Class A (a)	3.500%	12/20/28	577,615	574,567
Westgate Resorts, Series 2018-1A, Class B (a)	3.580%	12/20/31	1,183,451	1,176,170
Westgate Resorts, Series 2018-1A, Class C (a)	4.100%	12/20/31	2,824,144	2,805,727
				108,568,375
Agency CMBS - 0.0% (c)
FNMA, Pool #FN AE0834 (b)	4.135%	01/01/21	115,697	117,626

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 2.0%
FHLMC, Series 2979, Class FP (1MO LIBOR + 45) (b)	1.155%	05/15/35	$450,981	$442,565
FHLMC, Series 3121, Class FM (1MO LIBOR + 40) (b)	1.105%	03/15/36	498,923	494,509
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (b)	1.805%	11/15/37	887,698	899,641
FHLMC, Series 4085, Class FB (1MO LIBOR+40) (b)	1.105%	01/15/39	396,156	396,410
FHLMC, Series 4095, Class FB (1MO LIBOR +40) (b)	4.405%	04/15/39	194,411	194,555
FHLMC, Series 3925, Class FL (1MO LIBOR + 45) (b)	1.155%	01/15/41	382,200	380,922
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (b)	1.205%	07/15/41	416,471	411,078
FHLMC, Series 4314, Class PF (1MO LIBOR + 40) (b)	1.105%	07/15/43	365,093	362,242
FNMA, Series 2012-3, Class EA	3.500%	10/25/29	30,343	30,422
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (b)	1.597%	07/25/36	990,890	996,260
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (b)	1.327%	11/25/36	389,142	384,517
FNMA, Series 2010-136, Class FA (1MO LIBOR + 50) (b)	1.447%	12/25/40	417,855	413,562
FNMA, Series 2011-86, Class KF (1MO LIBOR +55) (b)	1.497%	09/25/41	589,828	587,167
FNMA, Series 2012-9, Class FC (1MO LIBOR + 40) (b)	1.347%	02/25/42	276,483	273,790
FNMA, Series 2012-33, Class F (1MO LIBOR + 52) (b)	1.467%	04/25/42	246,998	246,019
GNMA, Series 2007-18, Class FD (1MO LIBOR + 30) (b)	1.073%	04/20/37	648,976	641,659
GNMA, Series 2008-16, Class FC (1MO LIBOR + 50) (b)	1.273%	02/20/38	521,975	518,418
GNMA, Series 2011-18, Class NA	4.000%	05/20/39	538	537
GNMA, Series 2012-149, Class GF (1MO LIBOR + 30) (b)	1.073%	12/20/42	295,005	288,567

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 2.0% (Continued)
GNMA, Series 2012-H29, Class SA (1MO LIBOR + 51.5) (b)	2.177%	10/20/62	$682,002	$671,891
GNMA, Series 2012-H23, Class SA (1MO LIBOR + 53) (b)	2.192%	10/20/62	610,160	606,754
GNMA, Series 2017-H18, Class FE (1MO LIBOR + 20) (b)	1.862%	06/20/63	77,559	77,377
GNMA, Series 2015-H09, Class FA (1MO LIBOR + 62) (b)	2.282%	04/20/65	1,380,515	1,357,700
GNMA, Series 2015-H15, Class FC (1MO LIBOR + 58) (b)	2.242%	06/20/65	1,237,115	1,213,310
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (b)	3.130%	05/20/66	123,170	121,174
GNMA, Series 2017-H11, Class FP (1MO LIBOR + 22) (b)	1.882%	04/20/67	1,303,781	1,299,019
RMF Buyout Issuance Trust, Series 2020-1, Class M3 (a)	2.964%	02/25/30	1,469,000	1,468,280
				14,778,345

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 1.0%
FHLMC, Series 3994, Class EI (IO)	3.000%	02/15/22	$638,608	$12,163
FHLMC, Series 3874, Class KI (IO)	4.500%	08/15/25	401,316	5,265
FHLMC, Series 3946, Class SB (IO) (-1*1MO LIBOR + 675) (b)	6.045%	10/15/26	274,829	29,659
FHLMC, Series 237, Class S14 (IO) (-1*1MO LIBOR + 660) (b)	5.895%	05/15/36	976,628	202,864
FHLMC, Series 4693, Class EI (IO)	3.500%	08/15/42	6,765,984	230,579
FNMA, Series 2011-75, Class MI (IO)	3.500%	08/25/26	528,302	25,782
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	4,408,055	372,762
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	382,649	363,026
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	886,642	209,038
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	11,178,007	524,529
FNMA, Series 2010-44, Class CS (IO) (-1*1MO LIBOR + 655) (b)	5.603%	05/25/40	911,598	151,275
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	448,222	29,159
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	1,061,844	112,402
GNMA, Series 2013-124, Class ST (-1.333*1MO LIBOR + 880) (b)	7.769%	08/20/39	694,383	716,017
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	1,474,976	225,410
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	3,660,758	186,534
GNMA, Series 2010-H01, Class CI (IO) (b)	2.000%	01/20/60	1,548,450	154,492
GNMA, Series 2012-H02, Class AI (IO) (b)	1.895%	01/20/62	2,224,813	105,743
GNMA, Series 2013-H13, Class T1 (IO) (b)	0.473%	05/20/63	36,368,655	995,956
GNMA, Series 2016-H20, Class GI (IO) (b)	0.333%	08/20/66	39,248,200	404,747
GNMA, Series 2017-H11, Class PI (IO) (b)	2.564%	04/20/67	7,050,914	129,355
GNMA, Series 2017-H22, Class ID (IO) (b)	2.487%	11/20/67	1,253,941	40,639
GNMA, Series 2018-H08, Class NI (IO) (b)	0.739%	05/20/68	20,040,554	465,446
GNMA, Series 2019-H04, Class IO (IO) (b)	1.444%	03/20/69	38,334,157	1,426,395
				7,119,237
Agency MBS Passthrough - 0.1%
FHLMC, Pool #FG G60257	5.500%	06/01/41	792,924	897,738

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 15.5%
ACC Trust, Series 2019-1, Class A (a)	3.750%	05/20/22	$668,757	$667,636
ACC Trust, Series 2019-2, Class A (a)	2.820%	02/21/23	2,497,583	2,488,806
American Credit Acceptance Receivables Trust, Series 2019-3, Class F (a)	5.420%	05/12/26	1,000,000	710,540
Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A (a)	2.990%	07/15/24	1,130,595	1,109,074
Avid Automobile Receivables Trust, Series 2019-1, Class E (a)	6.760%	05/17/27	2,500,000	2,336,674
Bank of the West Auto Trust, Series 2017-1, Class B (a)	2.620%	11/15/23	400,000	397,579
California Republic Auto Receivables Trust, Series 2015-4, Class C (a)	4.230%	09/15/22	85,000	85,015
CarNow Auto Receivables Trust, Series 2018-1A, Class A (a)	3.610%	10/15/21	544,322	540,543
CarNow Auto Receivables Trust, Series 2017-1A, Class C (a)	5.750%	10/16/23	4,000,000	3,997,378
CarNow Auto Receivables Trust, Series 2019-1A, Class C (a)	3.360%	06/17/24	4,500,000	4,373,158
Carvana Auto Receivable Trust, Series 2019-2A, Class D (a)(b)	3.280%	01/15/25	4,300,000	4,045,832
Carvana Auto Receivable Trust, Series 2019-3A, Class D (a)	3.040%	04/15/25	2,190,000	1,854,394
CIG Auto Receivables Trust, Series 2017-1A, Class C (a)	5.330%	12/16/24	1,600,000	1,597,296
CPS Auto Trust, Series 2018-C, Class D (a)	4.400%	06/17/24	850,000	849,676
CPS Auto Trust, Series 2019-A, Class D (a)	4.350%	12/16/24	1,400,000	1,303,155
CPS Auto Trust, Series 2019-B, Class D (a)	3.690%	03/17/25	4,900,000	4,831,123
Exeter Automobile Receivables Trust, Series 2016-3A, Class D (a)	6.400%	07/17/23	3,750,000	3,826,124
Flagship Credit Auto Trust, Series 2015-3, Class D (a)	7.120%	11/15/22	2,500,000	2,516,540
Flagship Credit Auto Trust, Series 2019-3, Class C (a)	2.740%	10/15/25	2,000,000	1,831,231
Foursight Capital Automobile Receivables, Series 2020-1, Class C (a)	2.410%	08/15/25	4,400,000	4,138,579

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 15.5% (Continued)
Foursight Capital Automobile Receivables, Series 2020-1, Class E (a)	3.490%	04/15/26	$1,300,000	$1,178,679
GLS Auto Receivables Trust, Series 2019-3A, Class C (a)	2.960%	05/15/25	4,500,000	4,362,994
GLS Auto Receivables Trust, Series 2019-4A, Class C (a)	3.060%	08/15/25	4,000,000	3,814,899
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (a)	5.800%	04/10/31	900,000	899,711
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (a)	5.550%	05/10/32	2,750,000	2,782,385
Hertz Fleet Lease Funding LP, Series 2019-1, Class E (a)	4.620%	01/10/33	3,400,000	3,388,626
Navistar Financial Dealer Note Master Trust, Series 2018-1, Class D (1MO LIBOR + 155) (a)(b)	2.497%	09/25/23	2,191,000	2,120,326
Navistar Financial Dealer Note Master Trust, Series 2019-1, Class D (1MO LIBOR + 145) (a)(b)	2.397%	05/28/24	1,200,000	1,164,265
NextGear Floorplan Master Owner, Series A1, Class 2020-1A (1MO LIBOR + 80) (a)(b)	2.056%	02/18/25	7,000,000	6,861,330
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class D (a)	3.420%	10/15/24	1,500,000	1,494,421
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class E (a)	4.740%	11/14/25	3,050,000	3,046,329
OSCAR US Funding Trust, Series 2019-2A, Class A2 (a)	2.490%	08/10/22	823,270	826,861
OSCAR US Funding Trust, Series 2019-2A, Class A4 (a)	2.680%	09/10/26	5,270,000	5,437,955
Prestige Auto Receivables Trust, Series 2016-1A, Class D (a)	5.150%	11/15/21	400,000	400,737
Skopos Auto Receivables Trust, Series 2018-1A, Class C (a)	4.770%	04/17/23	3,000,000	2,994,220
Skopos Auto Receivables Trust, Series 2019-1A, Class B (a)	3.430%	09/15/23	6,000,000	5,488,340
Skopos Auto Receivables Trust, Series 2019-1A, Class D (a)	5.240%	04/15/25	680,000	509,068
Tesla Auto Lease Trust, Series 2018-B, Class D (a)	5.290%	11/22/21	3,550,000	3,474,027

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 15.5% (Continued)
Tesla Auto Lease Trust, Series 2018-B, Class E (a)	7.870%	06/20/22	$2,000,000	$1,936,944
Tesla Auto Lease Trust, Series 2019-A, Class E (a)	5.480%	05/22/23	2,580,000	2,565,754
United Auto Credit Securitization Trust, Series 2019-1, Class D (a)	3.470%	08/12/24	4,500,000	4,134,979
Veros Auto Receivables Trust, Series 2018-1, Class A (a)	3.630%	05/15/23	414,861	414,078
Veros Auto Receivables Trust, Series A, Class 2020-1 (a)	1.670%	09/15/23	4,750,000	4,655,000
Veros Auto Receivables Trust, Series B, Class 2020-1 (a)	2.190%	06/16/25	5,000,000	4,910,000
				112,362,281

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 23.3%
Avant Loans Funding Trust, Series 2019-A, Class A (a)	3.480%	07/15/22	$2,111,636	$2,054,430
Avant Loans Funding Trust, Series 2020-REV1, Class A (a)	2.170%	05/15/29	4,800,000	4,728,000
Consumer Lending Receivables Trust, Series 2019-A, Class A (a)	3.520%	04/15/26	801,014	775,383
Consumer Lending Receivables Trust, Series 2019-A, Class CERT (a)(g)	0.000%	04/15/26	150,000	2,998,020
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class C (a)	5.020%	09/15/23	1,531,100	1,461,099
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class C (a)	4.870%	01/16/24	1,105,805	1,099,558
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class C (a)	4.740%	05/15/24	565,721	557,959
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class A (a)	3.820%	01/15/26	1,050,365	1,020,608
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A (a)	2.940%	07/15/26	833,148	804,751
Consumer Loan Underlying Bond Credit Trust, Series 2019-HP1, Class B (a)	3.480%	12/15/26	5,000,000	3,974,133
Consumer Loan Underlying Bond Credit Trust, Series 2019-HP1, Class C (a)(g)	4.700%	12/15/26	1,565,000	1,122,380
Freedom Financial, Series 2018-1, Class A (a)	3.610%	07/18/24	1,039,750	1,018,705
Freedom Financial, Series 2018-1, Class B (a)	4.560%	07/18/24	5,400,000	5,129,212
Freedom Financial, Series 2018-2, Class A (a)	3.990%	10/20/25	1,559,443	1,524,156
Freedom Financial, Series 2018-2, Class C (a)	5.880%	10/20/25	3,000,000	2,768,662
Freedom Financial, Series 2019-1, Class A (a)	3.420%	06/18/26	1,014,202	995,414
Freedom Financial, Series 2019-1, Class B (a)	3.870%	06/18/26	3,633,579	3,128,780
Freedom Financial, Series 2019-2, Class C (a)(g)	4.860%	11/18/26	4,500,000	3,024,766
Freedom Financial, Series 2020-FP1, Class B (a)	3.060%	03/18/27	4,000,000	3,768,175
Freedom Financial, Series 2020-FP1, Class C (a)(g)	4.370%	03/18/27	5,250,000	4,132,833
LendingPoint Asset Securitization Trust, Series 2019-1, Class A (a)	3.154%	08/15/25	5,655,420	5,544,256
LendingPoint Asset Securitization Trust, Series 2019-1, Class B (a)	3.613%	08/15/25	1,500,000	1,394,036

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 23.3% (Continued)
LendingPoint Asset Securitization Trust, Series 2019-1, Class C (a)	4.504%	08/15/25	$2,000,000	$1,787,042
LendingPoint Asset Securitization Trust, Series 2019-2, Class A (a)	3.071%	11/10/25	5,325,086	5,135,216
LendingPoint Asset Securitization Trust, Series 2019-2, Class C (a)(g)	4.660%	11/10/25	3,700,000	3,222,422
LL ABS Trust, Series 2019-1A, Class A (a)	2.870%	03/15/27	2,953,173	2,840,884
LL ABS Trust, Series 2019-1A, Class B (a)	3.520%	03/15/27	5,550,000	5,010,019
LL ABS Trust, Series 2019-1A, Class C (a)(g)	5.070%	03/15/27	4,500,000	3,163,357
Mariner Finance Issuance Trust, Series 2018-AA, Class C (a)	5.110%	11/20/30	2,750,000	2,370,807
Mariner Finance Issuance Trust, Series 2018-AA, Class D (a)(g)	6.570%	11/20/30	4,725,000	3,984,936
Marlette Funding Trust, Series 2018-1A, Class C (a)	3.690%	03/15/28	814,000	799,782
Marlette Funding Trust, Series 2019-4A, Class B (a)	2.950%	12/17/29	760,000	665,444
Marlette Funding Trust, Series 2020-1A, Class C (a)	2.800%	03/15/30	1,525,000	1,181,655
Marlette Funding Trust, Series 2020-1A, Class D (a)(g)	3.540%	03/15/30	1,000,000	692,428
Oportun Funding LLC, Series 2018-C, Class D (a)(g)	6.790%	10/08/24	3,972,000	3,678,614
Oportun Funding LLC, Series 2018-D, Class B (a)(g)	4.830%	12/09/24	2,900,000	2,675,276
Oportun Funding LLC, Series 2018-D, Class D (a)(g)	7.170%	12/09/24	4,000,000	3,696,338
Oportun Funding VII LLC, Series 2017-B, Class B (a)(g)	4.260%	10/10/23	2,500,000	2,404,250
Prosper Marketplace Issuance Trust, Series 2019-1A, Class A (a)	3.540%	04/15/25	311,393	308,093
Prosper Marketplace Issuance Trust, Series 2019-1A, Class B (a)	4.030%	04/15/25	1,750,000	1,662,639
Prosper Marketplace Issuance Trust, Series 2019-3A, Class A (a)	3.190%	07/15/25	2,719,572	2,610,004
Prosper Marketplace Issuance Trust, Series 2019-3A, Class B (a)	3.590%	07/15/25	7,600,000	6,724,786
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (a)(g)	0.000%	07/15/25	81,061,702	2,000,035

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 23.3% (Continued)
Prosper Marketplace Issuance Trust, Series 2019-4A, Class B (a)	3.200%	02/17/26	$4,500,000	$3,956,589
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C (a)(g)	4.950%	02/17/26	6,886,000	4,757,254
Purchasing Power Funding, Series 2018-A, Class B (a)	3.580%	08/15/22	3,000,000	2,991,167
Purchasing Power Funding, Series 2018-A, Class C (a)	3.780%	08/15/22	1,400,000	1,395,848
Purchasing Power Funding, Series 2018-A, Class D (a)	4.660%	08/15/22	1,000,000	996,999
Regional Management Issuance Trust, Series 2019-1, Class C (a)(g)	4.110%	11/15/28	2,000,000	1,591,416
Republic Finance Issuance Trust, Series 2019-A, Class A (a)	3.430%	11/22/27	4,250,000	3,705,198
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (a)	4.000%	07/15/25	4,116,019	3,399,637
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (a)	3.750%	11/15/25	2,497,663	2,090,567
Upgrade Receivables Trust, Series 2018-1A, Class A (a)	3.760%	11/15/24	604,085	598,258
Upgrade Receivables Trust, Series 2019-1A, Class A (a)	3.480%	03/15/25	661,896	656,047
Upgrade Receivables Trust, Series 2019-1A, Class B (a)	4.090%	03/15/25	2,650,000	2,540,582
Upstart Pass-Through Trust, Series 2020-ST2, Class A (a)(g)	3.500%	03/20/28	2,940,916	2,352,732
Upstart Pass-Through Trust, Series 2020-ST3, Class A (a)(g)	3.350%	04/20/28	4,700,000	3,760,000
Upstart Securitization Trust, Series 2019-1, Class B (a)	4.190%	04/20/26	2,900,000	2,713,487
Upstart Securitization Trust, Series 2020-ST1, Class A (a)(g)	3.750%	02/20/28	4,192,085	3,415,373
Upstart Securitization Trust, Series 2019-2, Class A (a)	2.897%	09/20/29	3,703,599	3,430,851
Upstart Securitization Trust, Series 2019-2, Class B (a)	3.734%	09/20/29	9,050,000	7,232,079
Upstart Securitization Trust, Series 2019-2, Class C (a)(g)	4.783%	09/20/29	5,587,000	3,542,746

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 23.3% (Continued)
Upstart Securitization Trust, Series 2019-3, Class B (a)	3.829%	01/21/30	$2,450,000	$2,082,260
Upstart Securitization Trust, Series 2020-1, Class C (a)(g)	4.899%	04/22/30	3,000,000	2,412,440
				169,260,873
Credit Cards - 3.5%
Continental Credit Card LLC, Series 2019-1A, Class A (a)(d)(g)	3.830%	08/15/26	5,000,000	4,958,924
Continental Credit Card LLC, Series 2019-1A, Class B (a)(g)	4.950%	08/15/26	2,600,000	2,575,581
Fortiva Retail Credit Master Note, Series 2018-1, Class A (a)(g)	5.540%	11/15/23	10,850,000	10,949,409
Fortiva Retail Credit Master Note, Series 2018-1, Class C (a)(g)	7.730%	11/15/23	2,750,000	2,799,260
Genesis Sales Finance Master Trust, Series 2019-AA, Class A (a)	4.680%	08/20/23	1,200,000	1,071,138
Genesis Sales Finance Master Trust, Series 2019-AA, Class C (a)(g)	6.880%	08/20/23	1,700,000	1,724,239
Genesis Sales Finance Master Trust, Series 2019-AA, Class D (a)(g)	9.540%	08/20/23	1,000,000	1,018,803
				25,097,354

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 3.4%
Business Jet Securities LLC, Series 2018-1, Class A (a)	4.335%	02/15/33	$3,483,400	$2,876,062
Business Jet Securities LLC, Series 2018-1, Class B (a)	6.048%	02/15/33	728,236	546,906
Business Jet Securities LLC, Series 2018-2, Class A (a)	4.447%	06/15/33	3,650,647	2,950,137
Business Jet Securities LLC, Series 2018-2, Class B (a)	5.437%	06/15/33	4,367,842	3,202,772
Business Jet Securities LLC, Pool #2019-1, Series 2019-1, Class B (a)	5.193%	07/15/34	1,163,521	741,039
Business Jet Securities LLC, Pool #2019-1, Series 2019-1, Class C (a)(g)	6.948%	07/15/34	6,170,822	3,569,222
CAL Funding Ltd., Series 2018-2A, Class B (a)	5.220%	09/25/43	3,400,000	3,404,741
CCG Receivables Trust, Series 2018-2, Class C (a)	3.870%	12/15/25	2,395,000	2,421,204
Global SC Finance II SRL, Series 2013-1A, Class A (a)	2.980%	04/17/28	385,417	375,501
Global SC Finance SRL, Series 2014-1A, Class A2 (a)	3.090%	07/17/29	975,000	902,178
HPEFS Equipment Trust, Series 2019-1A, Class A2 (a)	2.190%	09/20/29	1,475,000	1,462,584
SCF Equipment Trust LLC, Series 2017-1A, Class A (a)	3.770%	01/20/23	1,794,996	1,797,691
				24,250,037

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 19.9%
A10 Securitization, Series 2017-1A, Class C (a)	4.050%	03/15/36	$5,750,000	$5,522,001
A10 Securitization, Series 2017-1A, Class D (a)	4.700%	03/15/36	3,250,000	3,056,160
B2R Mortgage Trust, Series 2015-2, Class A (a)	3.336%	11/15/48	51,642	51,481
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(b)	3.055%	08/15/32	4,750,000	4,401,054
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A (1MO LIBOR + 85) (a)(b)	1.555%	01/15/33	1,319,493	1,241,185
BDS Ltd., Series 2018-FL2, Class A (1MO LIBOR + 95) (a)(b)	1.750%	08/15/35	4,375,663	4,139,964
BTH Mortgage-Backed Securities Trust, Series 2018-13, Class A (1MO LIBOR + 250) (b)	4.081%	08/01/21	4,000,000	3,988,151
BX Trust, Series 2018-BILT, Class A (1MO LIBOR + 80) (a)(b)	1.505%	05/15/30	4,300,000	3,913,957
BXMT Ltd., Series 2020-FL2, Class A (1MO LIBOR + 90) (a)(b)(g)	1.605%	02/16/37	7,500,000	7,037,316
BXMT Ltd., Series 2020-FL2, Class D (1MO LIBOR + 195) (a)(b)(g)	2.655%	02/16/37	3,000,000	2,495,736
BXMT Ltd., Series 2020-FL2, Class E (1MO LIBOR + 205) (a)(b)(g)	2.755%	02/16/37	2,500,000	2,041,645
BXT Trust, Series 2018-EXCL, Class A (1MO LIBOR + 1088) (a)(b)(g)	1.792%	09/15/20	5,353,585	4,674,826
BXT Trust, Series 2018-GW, Class A (1MO LIBOR + 80) (a)(b)	1.510%	05/15/35	5,000,000	4,410,447
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1MO LIBOR + 325) (a)(b)	3.955%	07/15/30	9,650,000	8,317,893
Colony American Finance Ltd., Series 2015-1, Class E (a)	6.560%	10/15/47	3,986,000	4,131,009
Colony American Finance Ltd., Series 2020-1, Class A1 (a)	1.832%	03/15/50	9,000,000	8,660,628
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (1MO LIBOR + 225) (a)(b)(g)	2.955%	11/15/36	4,900,000	4,382,297
Exantas Capital Corp., Series 2019-RS07, Class AS (1MO LIBOR + 150) (a)(b)(g)	2.300%	04/15/36	3,900,000	3,275,996

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 19.9% (Continued)
FREMF Mortgage Trust, Series 2019-K735, Class B (a)(b)	4.020%	05/25/26	$750,000	$728,135
Invitation Homes Trust, Series 2017-SFR2, Class D (1MO LIBOR + 180) (a)(b)	3.458%	12/17/36	2,995,604	2,569,098
Invitation Homes Trust, Series 2018-SFR1, Class B (1MO LIBOR + 95) (a)(b)	2.608%	03/17/37	1,700,000	1,492,966
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 200) (a)(b)	3.658%	03/17/37	2,599,645	2,024,797
Invitation Homes Trust, Series 2018-SFR2, Class E (1MO LIBOR + 200) (a)(b)	3.658%	06/17/37	3,500,000	2,760,736
Invitation Homes Trust, Series 2018-SFR3, Class A (1M LIBOR + 100) (a)(b)	2.658%	07/17/37	9,352,352	8,673,901
Invitation Homes Trust, Series 2018-SFR3, Class D (1MO LIBOR + 165) (a)(b)	3.309%	07/17/37	2,850,000	2,384,299
Invitation Homes Trust, Series 2018-SFR3, Class E (1MO LIBOR + 200) (a)(b)	3.648%	07/17/37	3,500,000	2,828,768
KKR Real Estate Finance Trust, Inc., Series 2018-FL1, Class A (1MO LIBOR + 110) (a)(b)(g)	1.900%	06/15/36	3,500,000	3,256,204
Multi Family Connecticut Avenue, Series 2019-01, Class B10 (1MO LIBOR + 550) (a)(b)	6.447%	10/15/49	1,500,000	1,116,510
Multi Family Connecticut Avenue, Series 2019-01, Class M10 (1MO LIBOR + 325) (a)(b)	4.197%	10/15/49	500,000	345,286
Multi Family Connecticut Avenue, Series 2019-01, Class M7 (1MO LIBOR + 170) (a)(b)	2.647%	10/15/49	4,850,699	4,279,409
Multi Family Connecticut Avenue, Series 2020-01, Class CE (1MO LIBOR +750) (a)(b)	8.311%	03/25/50	1,500,000	1,279,278
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class C (1MO LIBOR + 200) (a)(b)(g)	2.947%	12/25/34	4,400,000	4,046,124
Progress Residential Trust, Series 2015-SFR3, Class A (a)	3.067%	11/12/32	98,694	98,010
Progress Residential Trust, Series 2015-SFR3, Class D (a)	4.673%	11/12/32	135,000	133,590
Progress Residential Trust, Series 2017-SFR2, Class B (a)	3.196%	12/17/34	1,100,000	1,074,585

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 19.9% (Continued)
Progress Residential Trust, Series 2019-SFR3, Class E (a)	3.369%	09/17/36	$5,500,000	$4,756,816
Progress Residential Trust, Series 2019-SFR3, Class F (a)	3.867%	09/17/36	2,000,000	1,624,040
Progress Residential Trust, Series 2020-SFR1, Class E (a)	3.032%	04/17/37	5,750,000	4,749,813
ReadyCap Commercial Mortgage Trust, Series 2019-FL3, Class A (1MO LIBOR + 100) (a)(b)(g)	1.947%	03/25/34	5,415,000	4,898,447
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (a)(b)(g)	3.647%	06/25/35	6,600,000	5,690,949
TPG Real Estate Finance, Series 2019-FL3, Class A (1MO LIBOR + 115) (a)(b)(g)	1.950%	10/15/34	5,000,000	4,468,140
VMC Finance LLC, Series 2018-FL2, Class A (1MO LIBOR + 92) (a)(b)	1.720%	10/15/35	3,223,614	3,009,247
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (a)(b)	5.662%	02/15/44	665,000	642,909
				144,673,803

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency MBS CMO - 4.7%
Antler Mortgage Trust, Series 2018-RTL1, Class A2 (a)	4.703%	07/25/22	$4,500,000	$4,424,696
Antler Mortgage Trust, Series 2018-RTL1, Class M (a)	7.385%	05/25/23	2,000,000	1,922,416
Arroyo Mortgage Trust, Series 2018-1, Class A1 (a)	3.763%	04/25/48	47	46
Arroyo Mortgage Trust, Series 2019-2, Class M1 (a)	4.760%	04/25/49	1,900,000	1,265,431
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (a)	5.985%	11/25/44	1,100,000	1,084,144
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (a)	4.580%	06/25/48	3,846,057	3,864,374
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A2 (a)	5.875%	06/25/48	2,800,000	2,019,702
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (b)	3.883%	08/25/34	6,997	5,905
COLT Funding LLC, Series 2019-1, Class A1 (a)	3.705%	03/25/49	773,298	766,465
LHFC Depositor LLC, Series 2019-RLT1, Class A2 (a)	4.948%	10/25/23	4,544,000	4,262,105
LHFC Depositor LLC, Series 2019-RLT1, Class M (a)	6.899%	10/25/23	2,750,000	2,382,278
Nationstar HECM Loan Trust, Series 2018-3A, Class M2 (a)	4.155%	11/25/28	9,900,000	9,898,654
RiverView HECM Trust, Series 2007-1, Class A (TREASURY 1Y + 50) (a)(b)	0.670%	05/25/47	115,008	87,568
RMF Buyout Issuance Trust, Series 2018-1, Class M3 (a)	4.448%	11/25/28	1,900,000	1,900,000
				33,883,784

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 90.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 1.9%
College Ave Student Loans, Series 2018-A, Class B (a)	4.750%	12/26/47	$1,900,000	$2,006,631
College Ave Student Loans, Series 2018-A, Class C (a)	5.500%	12/26/47	900,000	953,249
College Ave Student Loans, Series 2019-A, Class C (a)	4.460%	12/28/48	4,000,000	4,059,134
CommonBond Student Loan Trust, Series 2017-BGS, Class C (a)	4.440%	09/25/42	221,722	225,355
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a)	2.680%	07/25/35	2,765,388	2,775,261
Earnest Student Loan Program LLC, Series 2016-C, Class A1 (1MO LIBOR + 185) (a)(b)	2.797%	10/27/36	688,193	689,831
Earnest Student Loan Program LLC, Series 2016-D, Class R (a)(g)	0.000%	01/25/41	5,000	120,608
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (a)	3.000%	10/25/48	2,290,000	2,289,608
Social Professional Loan Program, Series 2016-D, Class A1 (1MO LIBOR + 95) (a)(b)	1.897%	01/25/39	419,928	417,896
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (a)(b)	1.297%	02/25/42	397,978	392,473
				13,930,046

Total Securitized				$654,939,499

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Registered Investment Companies - 10.4%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 0.82% (e)	73,662,201	$73,595,905
State Street Navigator Securities Lending Portfolio I, 0.90% (e)(f)	2,098,660	2,098,660
Total Registered Investment Companies		$75,694,565

Total Investment Securities - 103.5% (Cost $816,951,275)		$751,190,362

Liabilities in Excess of Other Assets - (3.5)%		(25,523,609)

Net Assets - 100.0%		$725,666,753

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2020 was $638,129,769, representing 88.0% of net assets.
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2020. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread, but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(c)	Percentage rounds to less than 0.1%.
(d)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2020 was $2,053,289.
(e)	The rate shown is the 7-day effective yield as of March 31, 2020.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $2,098,660.
(g)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2020 was $207,032,458, representing 28.5% of net assets. As of May 27, 2020, the total fair value of illiquid securities was $71,481,786, representing 9.7% of net assets.

A/S -	Aktieselskab
IO -	Interest Only
LIBOR -	London Interbank Offered Rate
NA -	National Association
NV -	Naamloze Vennootschap
plc -	Public Limited Company
PO -	Principal Only

See accompanying notes to Schedules of Investments.

Diamond Hill Core Bond Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Corporate Credit - 17.2%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 7.0%
Bank of America Corp.	2.881%	04/24/23	$100,000	$100,384
Bank of America Corp.	3.458%	03/15/25	425,000	438,330
Bank of America Corp.	2.015%	02/13/26	400,000	391,539
Bank of America Corp. (a)	3.824%	01/20/28	100,000	103,720
Bank of New York Mellon Corp. (The), Series MTN	1.950%	08/23/22	175,000	175,947
Bank of New York Mellon Corp. (The), Series MTN (b)	1.850%	01/27/23	200,000	200,857
Bank of New York Mellon Corp. (The)	3.000%	10/30/28	100,000	98,175
Bank of Nova Scotia (b)	1.950%	02/01/23	130,000	129,251
Branch Banking & Trust Co.	2.150%	12/06/24	250,000	247,640
Canadian Imperial Bank of Commerce	2.606%	07/22/23	100,000	100,831
Capital One Financial Corp.	3.750%	07/28/26	100,000	94,413
Capital One NA	2.150%	09/06/22	250,000	243,732
Citigroup, Inc.	3.352%	04/24/25	200,000	204,940
Citigroup, Inc.	3.300%	04/27/25	100,000	103,516
Citigroup, Inc. (3MO LIBOR + 125) (a)(b)	3.159%	07/01/26	100,000	92,424
Citigroup, Inc.	4.125%	07/25/28	150,000	153,936
Citigroup, Inc.	2.976%	11/05/30	180,000	178,346
Citigroup, Inc. (a)	5.316%	03/26/41	100,000	125,182
Citizens Financial Group (b)	2.850%	07/27/26	225,000	219,453
Comerica Bank, Series BKNT	2.500%	07/23/24	250,000	247,847
Cooperatieve Rabobank UA (b)(c)	2.625%	07/22/24	250,000	242,871
Discover Bank	2.700%	02/06/30	250,000	217,333
Discover Financial Services	4.100%	02/09/27	100,000	96,194
Fifth Third Bancorp (b)	2.375%	01/28/25	275,000	267,834
Goldman Sachs Group, Inc.	2.625%	04/25/21	50,000	50,037
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)	2.904%	04/26/22	50,000	48,637
Goldman Sachs Group, Inc.	3.500%	01/23/25	205,000	210,158
Goldman Sachs Group, Inc.	3.500%	04/01/25	250,000	253,510
Goldman Sachs Group, Inc.	3.500%	11/16/26	350,000	357,749
Huntington Bancshares, Inc.	2.300%	01/14/22	100,000	99,096
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	126,617
JPMorgan Chase & Co.	3.086%	04/26/21	250,000	249,896
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	2.831%	01/15/23	100,000	95,910

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 17.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 7.0% (Continued)
JPMorgan Chase & Co.	4.023%	12/05/24	$200,000	$211,896
JPMorgan Chase & Co. (a)	3.782%	02/01/28	100,000	107,382
JPMorgan Chase & Co.	3.509%	01/23/29	100,000	103,049
JPMorgan Chase & Co.	2.739%	10/15/30	100,000	100,419
Key Bank NA	2.500%	11/22/21	250,000	250,495
KeyCorp	2.550%	10/01/29	385,000	347,014
Morgan Stanley	3.737%	04/24/24	100,000	102,962
Morgan Stanley	3.700%	10/23/24	100,000	105,651
Morgan Stanley	3.125%	07/27/26	100,000	103,369
Morgan Stanley	3.625%	01/20/27	100,000	105,705
Morgan Stanley, Series GMTN	2.699%	01/22/31	175,000	171,249
PNC Bank NA (b)	1.743%	02/24/23	250,000	245,963
PNC Bank NA	2.700%	10/22/29	250,000	242,471
PNC Financial Services	2.600%	07/23/26	250,000	252,500
Regions Financial Corp.	2.750%	08/14/22	250,000	247,205
Royal Bank of Canada, Series GMTN	1.950%	01/17/23	250,000	247,471
State Street Corp.	2.354%	11/01/25	175,000	173,207
SunTrust Bank	3.525%	10/26/21	100,000	100,086
Toronto-Dominion Bank (The) (a)	0.490%	01/27/23	425,000	398,100
US Bancorp	2.400%	07/30/24	350,000	349,901
Wells Fargo & Co. (b)	3.550%	09/29/25	425,000	448,251
				10,380,651
Basic Industry - 0.5%
FMC Corp.	3.450%	10/01/29	300,000	300,209
PPG Industries, Inc.	2.400%	08/15/24	110,000	109,683
Sherwin-Williams Co.	2.300%	05/15/30	250,000	234,863
				644,755
Brokerage Asset Managers Exchanges - 0.3%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	248,943
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	104,793
				353,736
Capital Goods - 0.3%
General Electric Capital Corp.	6.750%	03/15/32	100,000	121,211
L3 Harris Technologies, Inc. (c)	3.850%	12/15/26	50,000	52,115
Lennox International, Inc.	3.000%	11/15/23	100,000	98,857
Republic Services, Inc.	2.500%	08/15/24	200,000	201,363
				473,546

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 17.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Communications - 1.3%
American Tower Corp. (b)	2.250%	01/15/22	$50,000	$48,805
American Tower Corp.	3.800%	08/15/29	100,000	102,076
AT&T, Inc.	3.200%	03/01/22	50,000	50,721
AT&T, Inc. (b)	3.800%	02/15/27	100,000	103,900
AT&T, Inc.	4.500%	05/15/35	100,000	109,024
British Telecommunications plc (c)	3.250%	11/08/29	275,000	268,110
Comcast Corp. (b)	2.650%	02/01/30	100,000	102,998
Comcast Corp.	3.969%	11/01/47	144,000	166,429
Crown Castle International Corp.	2.250%	09/01/21	75,000	73,950
Deutsche Telekom International Finance (c)	4.750%	06/21/38	100,000	104,732
Twenty-First Century Fox, Inc.	4.030%	01/25/24	50,000	51,948
Verizon Communications, Inc. (b)	3.000%	03/22/27	120,000	126,280
Verizon Communications, Inc. (3MO LIBOR + 110) (a)	2.792%	05/15/25	100,000	91,152
Verizon Communications, Inc.	4.125%	03/16/27	100,000	111,278
Verizon Communications, Inc. (b)	5.500%	03/16/47	100,000	137,088
Walt Disney Co. (The)	1.750%	08/30/24	175,000	176,037
Walt Disney Co. (The) (b)	3.800%	03/22/30	100,000	112,438
				1,936,966
Consumer Cyclical - 0.8%
CVS Health Corp.	5.050%	03/25/48	250,000	283,901
Daimler Finance LLC (c)	1.750%	03/10/23	275,000	258,935
Ford Motor Co.	4.346%	12/08/26	100,000	77,000
Ford Motor Co.	7.450%	07/16/31	75,000	54,000
General Motors Financial Co., Inc.	3.200%	07/06/21	35,000	33,422
General Motors Financial Co., Inc.	4.200%	11/06/21	50,000	47,538
General Motors Financial Co., Inc.	4.000%	10/06/26	100,000	84,989
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	101,346
Toyota Motor Credit Corp.	1.950%	04/17/20	75,000	74,984
Volkswagen AG (c)	2.500%	09/24/21	200,000	194,914
				1,211,029

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 17.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 1.0%
Abbott Laboratories	4.750%	11/30/36	$100,000	$126,620
AbbVie, Inc. (c)	2.950%	11/21/26	335,000	341,317
Actavis Funding SCS	4.550%	03/15/35	100,000	110,123
Amgen, Inc.	2.650%	05/11/22	140,000	141,623
Amgen, Inc.	1.900%	02/21/25	310,000	311,992
Anheuser-Busch Cos., LLC	4.700%	02/01/36	100,000	104,461
Anheuser-Busch InBev SA/NV (b)	4.750%	01/23/29	100,000	109,940
Kimberly-Clark Corp. (b)	3.950%	11/01/28	100,000	114,418
Kroger Co. (The)	2.650%	10/15/26	100,000	101,794
Zoetis, Inc.	3.250%	08/20/21	50,000	50,675
				1,512,963
Electric - 1.7%
Ameren Corp.	2.500%	09/15/24	130,000	126,416
CMS Energy Corp.	2.950%	02/15/27	100,000	98,594
DTE Energy Co., Series C (a)	2.529%	10/01/24	150,000	145,808
DTE Energy Co.	2.850%	10/01/26	100,000	99,872
DTE Energy Co.	2.950%	03/01/30	125,000	119,782
Duke Energy Indiana LLC	2.750%	04/01/50	370,000	340,655
Georgia Power Co., Series A	2.100%	07/30/23	230,000	224,290
MidAmerican Energy Co.	3.650%	04/15/29	350,000	382,295
Northern States Power Co. of Minnesota	2.900%	03/01/50	125,000	123,171
Oncor Electric Delivery Co. LLC (c)	3.700%	05/15/50	240,000	283,423
PECO Energy Co. (b)	3.000%	09/15/49	200,000	203,544
PPL Electric Utilities (b)	3.000%	10/01/49	160,000	153,767
Public Service Electric	2.250%	09/15/26	100,000	99,570
Southwestern Electric Power	2.750%	10/01/26	100,000	93,545
WEC Energy Group, Inc.	3.375%	06/15/21	50,000	50,202
				2,544,934

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 17.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 1.0%
Cimarex Energy Co.	3.900%	05/15/27	$100,000	$72,515
Diamondback Energy, Inc., Class B	3.250%	12/01/26	200,000	141,144
Energy Transfer Operating LP	4.500%	04/15/24	75,000	66,902
Exxon Mobil Corp.	2.992%	03/19/25	240,000	252,886
Occidental Petroleum Corp.	2.700%	08/15/22	225,000	160,319
Phillips 66 Partners LP	2.450%	12/15/24	100,000	87,978
Phillips 66 Partners LP	3.550%	10/01/26	100,000	90,258
Royal Dutch Shell plc (b)	2.375%	11/07/29	320,000	318,090
Shell International Finance BV	6.375%	12/15/38	73,000	104,179
Total Capital International SA	2.829%	01/10/30	120,000	121,519
Valero Energy Corp.	3.400%	09/15/26	100,000	89,730
				1,505,520
Insurance - 1.1%
Athene Global Funding (c)	2.500%	01/14/25	225,000	211,977
Berkshire Hathaway Financial	1.850%	03/12/30	250,000	243,000
Jackson National Life Global Funding (3MO LIBOR + 48) (a)(c)	1.248%	06/11/21	50,000	47,965
Jackson National Life Global Funding (c)	2.100%	10/25/21	50,000	49,695
Lincoln National Corp.	3.625%	12/12/26	100,000	104,453
Met Life Global Funding I (b)(c)	1.950%	01/13/23	200,000	195,770
New York Life Global Funding (c)	2.900%	01/17/24	100,000	105,046
New York Life Global Funding (c)	2.350%	07/14/26	50,000	49,780
Pricoa Global Funding (c)	3.450%	09/01/23	160,000	163,293
Principal Life Global Funding II (c)	2.375%	11/21/21	100,000	98,570
Progressive Corp.	3.200%	03/26/30	240,000	260,731
				1,530,280
Natural Gas - 0.2%
Atmos Energy Corp. (b)	2.625%	09/15/29	310,000	306,917

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 17.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
REITS - 1.1%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	$100,000	$102,416
American Campus Communities, Inc.	3.625%	11/15/27	100,000	99,768
American Homes 4 Rent	4.250%	02/15/28	100,000	99,186
Boston Properties LP	2.750%	10/01/26	50,000	47,860
CubeSmart LP	3.125%	09/01/26	50,000	49,625
CubeSmart LP	3.000%	02/15/30	280,000	260,996
ERP Operating LP	2.850%	11/01/26	100,000	101,169
ERP Operating LP	2.500%	02/15/30	150,000	139,328
Life Storage LP	3.875%	12/15/27	100,000	89,927
Realty Income Corp.	3.875%	04/15/25	100,000	102,277
Realty Income Corp.	3.000%	01/15/27	100,000	94,802
Simon Property Group LP	2.000%	09/13/24	320,000	307,111
Spirit Realty LP	4.450%	09/15/26	100,000	95,083
Spirit Realty LP	4.000%	07/15/29	60,000	58,693
				1,648,241
Technology - 0.5%
Apple, Inc.	3.000%	06/20/27	100,000	108,196
Apple, Inc. (b)	2.200%	09/11/29	250,000	256,532
Dell International LLC (b)(c)	5.300%	10/01/29	100,000	97,268
Oracle Corp.	2.800%	04/01/27	300,000	305,797
				767,793

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 17.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.4%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	$25,591	$25,574
CSX Corp.	4.250%	11/01/66	100,000	99,826
Kirby Corp.	4.200%	03/01/28	100,000	98,594
Southwest Airlines Co.	3.000%	11/15/26	100,000	92,690
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	36,946	39,918
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	197,903	191,461
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	29,172	26,698
				574,761

Total Corporate Credit				$25,392,092

Government Related - 0.5%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Guaranteed - 0.4%
Tunisian Republic	1.416%	08/05/21	500,000	500,900

Government Owned, No Guarantee - 0.1%
Tennessee Valley Authority (f)	4.625%	09/15/60	125,000	194,503

Total Government Related				$695,403

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.3%
BXG Receivables Note Trust, Series 2012-A, Class B (c)	3.990%	12/02/27	$29,406	$28,753
Diamond Resorts Owner Trust, Series 2019-1A, Class B (c)	3.530%	02/20/32	234,417	225,470
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (c)	4.230%	09/25/24	400,000	251,252
FORA Financial Asset Securitization LLC, Series 2019-1, Class A (c)(f)	4.018%	10/15/24	200,000	190,177
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	29,963	29,940
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	93,993	94,619
Helios Issuer LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	133,382	133,413
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	103,757	106,676
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	176,392	178,940
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	24,096	24,039
Hero Funding Trust, Series 2016-1R, Class A1 (c)	4.500%	09/21/42	18,265	18,309
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	97,017	100,399
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	37,273	37,456
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	96,872	95,180
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	104,073	108,157
Kabbage Funding LLC, Series 2019-1, Class C (c)(f)	4.611%	03/15/24	100,000	96,762
MarketPlace Loan Trust, Series 2017-BS1, Class A (c)(f)	3.500%	01/18/22	5,763	5,750
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	225,599	213,328
Mosaic Solar Loans LLC, Series 2018-1A, Class A (c)	4.010%	06/22/43	131,700	126,453
Mosaic Solar Loans LLC, Series 2017-2A, Class B (c)	4.770%	06/22/43	79,572	72,932

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.3% (Continued)
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (a)(c)(f)	3.947%	02/25/44	$154,829	$150,080
NFAS LLC, Series 2019-1, Class A (c)(f)	4.172%	08/15/24	400,000	379,140
Octane Receivables Trust, Series 2019-1A, Class A (c)	3.160%	09/20/23	171,243	170,189
Ocwen Master Advance Receivables, Series 2019-T1, Class DT1 (c)	3.107%	08/15/50	400,000	397,631
OnDeck Asset Securitization Trust, Series 2018-1A, Class B (c)(f)	4.020%	04/18/22	100,000	99,490
Renew Financial LLC, Series 2017-1A, Class A (c)	3.670%	09/20/52	110,596	115,855
Renew Financial LLC, Series 2017-1A, Class B (c)	5.750%	09/20/52	50,153	50,564
Renew Financial LLC, Series 2017-2A, Class A (c)(f)	3.220%	09/22/53	64,081	62,924
SFS Asset Securitization LLC, Series 2019-1, Class A (c)(f)	4.238%	06/10/25	150,000	141,606
SFS Asset Securitization LLC, Series 2019-1, Class B (c)(f)	5.023%	06/10/25	150,000	141,786
Small Business Lending Trust, Series 2019-A, Class A (c)(f)	2.850%	07/15/26	272,468	267,020
Small Business Lending Trust, Series 2020-A, Class B (c)(f)	3.200%	12/15/26	225,000	210,547
TES LLC, Series 2017-1A, Class A (c)(f)	4.330%	10/20/47	290,441	226,735
Westgate Resorts, Series 2018-1A, Class B (c)	3.580%	12/20/31	134,483	133,656
Westgate Resorts, Series 2018-1A, Class C (c)	4.100%	12/20/31	134,483	133,606
				4,818,834
Agency CMBS - 1.9%
FNMA, Pool #FN AE0834 (a)	4.135%	01/01/21	28,924	29,406
FNMA, Pool #FN AN2213	2.810%	07/01/26	691,877	742,363
FNMA, Series 2019-M21, Class 1A1	1.950%	04/25/28	584,783	599,988
FNMA, Pool #FN 464107	4.820%	12/01/29	137,122	159,896
FNMA, Pool #FN AM9491	3.550%	08/01/30	176,638	202,752
FNMA, Pool #FN 469130	4.870%	10/01/41	131,774	143,366
FNMA, Pool #FN AM5015	4.940%	12/01/43	776,677	878,746
				2,756,517

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 19.0%
FHLMC, Pool #FG S20432, Series 306, Class F3 (1MO LIBOR + 30) (a)	1.005%	05/15/28	$107,631	$105,671
FHLMC, Series 2018-1, Class A2 (c)	3.500%	06/25/28	200,000	207,360
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	114,850	150,278
FHLMC, Series 4265, Class FD (1MO LIBOR + 40) (a)	1.105%	01/15/35	432,641	427,831
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (a)	1.805%	11/15/37	126,814	128,520
FHLMC, Series 3605, Class PB	4.500%	11/15/39	100,000	111,962
FHLMC, Series 3617, Class PC	4.500%	12/15/39	109,000	124,240
FHLMC, Series 3740, Class FC (1MO LIBOR + 50) (a)	1.205%	10/15/40	201,773	199,663
FHLMC, Series 3811, Class TA	5.000%	02/15/41	262,142	319,462
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (a)	1.205%	07/15/41	146,295	144,401
FHLMC, Series 4116, Class UB	2.500%	05/15/42	440,000	425,091
FHLMC, Series 263, Class F5 (1MO LIBOR + 50) (a)	1.205%	06/15/42	629,035	629,304
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	887,076	898,852
FHLMC, Series 4210, Class Z	3.000%	05/15/43	365,337	363,178
FHLMC, Series 4333, Class GL	3.500%	04/15/44	200,000	235,851
FHLMC, Series 4830, Class DA	4.500%	11/15/44	258,370	266,832
FHLMC, Series 4731, Class EA	3.000%	10/15/45	381,505	400,110
FHLMC, Series 4377, Class KZ (a)	3.500%	02/15/52	757,798	913,510
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	367,568	430,468
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	81,672	82,053
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	92,588	110,254
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	184,021	222,992
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	204,117	257,365
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	198,532	232,897
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (a)	1.597%	07/25/36	152,445	153,271
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	83,750	97,942
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (a)	1.327%	11/25/36	178,182	176,064
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	175,305	193,672

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 19.0% (Continued)
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	$289,864	$330,193
FNMA, Series 2009-103, Class MB (a)	4.364%	12/25/39	65,272	67,591
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	238,536
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	682,053
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	379,022
FNMA, Series 11 62, Class UA	4.500%	07/25/41	1,145,843	1,306,429
FNMA, Series 2012-9, Class FC (1MO LIBOR + 40) (a)	1.347%	02/25/42	181,239	179,474
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	500,000	556,675
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	363,000	370,337
FNMA, Series 411, Class A3	3.000%	08/25/42	72,562	76,043
FNMA, Series 12 84, Class JL	2.000%	08/25/42	290,004	273,966
FNMA, Series 4102, Class CP	2.000%	09/15/42	24,303	24,326
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	329,000	357,965
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	550,519	456,515
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	352,000	380,159
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	385,864
FNMA, Series 13 6, Class QA	2.500%	02/25/43	846,159	842,608
FNMA, Series 13 31, Class NT	3.000%	04/25/43	349,509	364,685
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	316,314
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	382,906
FNMA, Series 2017-58, Class CZ	3.000%	08/25/47	458,938	456,709
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	247,826	282,401
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	519,294	578,053
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	530,977	554,254
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	336,246	403,475
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	212,000	243,084
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	100,000	108,682
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	296,847	343,801
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	190,627	215,801
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	80,112	88,866
GNMA, Series 2010-9, Class FA (1MO LIBOR + 52) (a)	1.225%	01/16/40	190,556	189,516
GNMA, Series 2010-105, Class ZC	4.500%	08/16/40	461,382	543,726
GNMA, Series 2011-93, Class WB	4.000%	03/20/41	3,926	4,115

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 19.0% (Continued)
GNMA, Series 2013-22, Class GA	2.500%	10/20/41	$82,159	$83,226
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	225,000	236,032
GNMA, Series 12-134, Class KM	2.000%	09/20/42	342,000	340,677
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	254,901	302,757
GNMA, Series 2012-143, Class EG	2.000%	12/20/42	973,942	960,974
GNMA, Series 13 5, Class GY	3.000%	01/20/43	437,000	476,200
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	98,843
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	54,815	57,360
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,909	1,127,135
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	69,002	76,425
GNMA, Series 2016-111, Class HA	2.500%	08/20/46	194,643	203,330
GNMA, Series 2018-013, Class GD	3.000%	01/20/48	132,030	134,766
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	367,222	373,983
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	356,101	381,118
GNMA, Series 2019-22, Class WD	3.000%	02/20/49	258,732	262,570
GNMA, Series 2019-86, Class WL	3.000%	07/20/49	500,000	530,031
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	561,268
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	581,486
GNMA, Series 2017-H18, Class EB (12MO LIBOR + 22) (a)	4.266%	06/20/63	368,761	393,961
GNMA, Series 2014-H15, Class FA (1MO LIBOR + 50) (a)	2.162%	07/20/64	98,225	96,420
GNMA, Series 2014-H14, Class FA (1MO LIBOR + 50) (a)	2.234%	07/20/64	354,787	349,098
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (a)	3.130%	05/20/66	280,007	275,469
GNMA, Series 2017-H16, Class DB (a)	4.439%	08/20/67	269,932	286,129
				28,182,496

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 3.7%
FHLMC, Series 3994, Class EI (IO)	3.000%	02/15/22	$236,451	$4,503
FHLMC, Series 3874, Class KI (IO)	4.500%	08/15/25	108,292	1,421
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	1,475,254	60,067
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	2,566,649	156,624
FHLMC, Series 226, Class PO (PO)	0.000%	02/01/34	211,635	197,734
FHLMC, Series 3102, Class TA (IO)	7.500%	01/15/36	267,133	316,193
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	138,236	126,699
FHLMC, Series 237, Class S14 (IO) (-1*1MO LIBOR + 660) (a)	5.895%	05/15/36	605,509	125,776
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	219,074	202,105
FHLMC, Series 3318, Class AO (PO)	0.000%	05/15/37	6,647	6,261
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	79,193	73,471
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	180,579	164,233
FHLMC, Series 3594, Class SP (1MO LIBOR + 184.6) (a)	2.551%	12/15/37	32,334	34,663
FHLMC, Series 4074, Class SJ (IO) (a)	5.915%	07/15/42	1,630,059	307,010
FNMA, Series 2012-128, Class EI (IO)	3.500%	11/25/27	721,474	48,458
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	396,408	33,522
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	126,511	29,827
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	1,751,592	153,967
FNMA, Series 2005-45, Class PQ (IO) (-1*1MO LIBOR + 550) (a)	4.553%	10/25/34	373,811	32,100
FNMA, Series 390, Class 32 (IO)	6.500%	12/25/34	189,593	39,389
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	1,075,055	189,293
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	1,779,997	164,020
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	830,200	85,811
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	80,012	76,534
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	1,339,297	218,865
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	894,241	41,962
FNMA, Series 2010-44, Class CS (IO) (-1*1MO LIBOR + 655) (a)	5.603%	05/25/40	130,228	21,611
FNMA, Series 2012-63, Class NI (IO)	4.000%	06/25/40	2,424,272	139,522
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	156,425	10,176
FNMA, Series 2012-100, Class MI (IO)	4.500%	12/25/40	742,903	51,179
FNMA, Series 2003-W10, Class 3IO (IO) (a)	0.691%	06/25/43	13,935,527	274,283

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 3.7% (Continued)
FNMA, Series 2013-82, Class SB (-2.67*1MO LIBOR + 1173) (a)	7.320%	08/25/43	$406,211	$561,528
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	198,981	172,155
FNMA, Series 2014-42, Class SN (IO) (-1*1MO LIBOR + 605) (a)	5.103%	07/25/44	881,391	146,525
GNMA, Series 2010-47, Class PX (IO) (-1*1MO LIBOR + 670) (a)	5.927%	06/20/37	657,997	111,746
GNMA, Series 2012-146, Class AI (IO)	3.000%	10/20/37	2,932,926	160,799
GNMA, Series 2008-38, Class ID (IO)	6.000%	03/20/38	493,031	43,697
GNMA, Series 2008-40, Class SA (IO) (-1*1MO LIBOR + 640) (a)	5.695%	05/16/38	75,784	13,302
GNMA, Series 2013-124, Class ES (-1.333*1MO LIBOR + 866.7) (a)	7.636%	04/20/39	188,318	192,994
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	306,431	46,830
GNMA, Series 2013-113, Class QS (IO) (-1*1MO LIBOR + 620) (a)	5.427%	02/20/42	1,005,969	172,694
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	430,071	21,914
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	295,472
GNMA, Series 2012-H02, Class AI (IO) (a)	1.895%	01/20/62	208,486	9,909
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.473%	05/20/63	2,341,232	64,115
GNMA, Series 2016-H20, Class GI (IO) (a)	0.333%	08/20/66	2,333,990	24,069
GNMA, Series 2017-H11, Class PI (IO) (a)	2.564%	04/20/67	320,214	5,875
GNMA, Series 2017-H22, Class ID (IO) (a)	2.487%	11/20/67	151,413	4,907
GNMA, Series 2018-H08, Class NI (IO) (a)	0.739%	05/20/68	1,433,299	33,289
				5,469,099

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 5.2%
FHLMC, Pool #FG G14973	4.000%	12/01/28	$225,864	$240,232
FHLMC, Pool #FG U59010	4.000%	11/01/34	308,347	332,516
FHLMC, Pool #G61909	4.500%	12/01/37	812,450	887,429
FHLMC, Pool #FG G06085	6.500%	09/01/38	85,132	98,034
FNMA, Pool #FN 252409	6.500%	03/01/29	118,989	133,268
FNMA, Pool #FN AL5850	3.500%	10/01/29	189,773	201,342
FNMA, Pool #AS7287	3.500%	06/01/31	848,791	904,186
FNMA, Pool #FN AT7120	3.500%	06/01/33	186,672	201,236
FNMA, Pool #PN MA2198	3.500%	03/01/35	621,796	668,983
FNMA, Pool #MA3050	4.500%	06/01/37	1,263,975	1,377,156
FNMA, Pool #FN AS4073	4.000%	12/01/44	261,928	289,301
FNMA, Pool #FN MA2778	3.500%	10/01/46	458,741	484,406
FNMA, Pool #BN5247	5.000%	02/01/49	818,002	882,676
GNMA, Pool #GN 784279	5.500%	11/15/38	584,663	664,088
GNMA, Pool #GN 78541	4.500%	06/15/46	259,883	287,410
				7,652,263

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 5.6%
American Credit Acceptance Receivables Trust, Series 2017-1, Class E (c)	5.440%	03/13/24	$100,000	$96,489
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (c)	4.140%	10/15/24	380,000	368,662
Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A (c)	2.990%	07/15/24	150,746	147,877
Bank of the West Auto Trust, Series 2017-1, Class B (c)	2.620%	11/15/23	100,000	99,395
California Republic Auto Receivables Trust, Series 2015-4, Class C (c)	4.230%	09/15/22	100,000	100,018
CarNow Auto Receivables Trust, Series 2019-1A, Class C (c)	3.360%	06/17/24	500,000	485,906
Carvana Auto Receivable Trust, Series 2019-3A, Class A2 (c)	2.420%	04/15/22	427,786	419,253
Carvana Auto Receivable Trust, Series 2019-2A, Class D (a)(c)	3.280%	01/15/25	300,000	282,267
Carvana Auto Receivable Trust, Series 2019-3A, Class D (c)	3.040%	04/15/25	270,000	228,624
Carvana Auto Receivable Trust, Series 2019-4A, Class D (c)	3.070%	07/15/25	250,000	223,547
CPS Auto Trust, Series 2017-D, Class C (c)	3.010%	10/17/22	100,000	99,435
CPS Auto Trust, Series 2019-A, Class D (c)	4.350%	12/16/24	100,000	93,083
CPS Auto Trust, Series 2019-B, Class D (c)	3.690%	03/17/25	100,000	98,594
CPS Auto Trust, Series 2019-C, Class C (c)	2.840%	06/16/25	250,000	244,484
Credit Acceptance Auto Trust, Series 2019-3, Class C (c)	3.060%	03/15/29	400,000	369,548
Drive Auto Receivables Trust, Series 2016-CA, Class D (c)	4.180%	03/15/24	397,237	392,899
First Investors Auto Owner Trust, Series 2017-3A, Class D (c)	3.440%	03/15/24	132,000	130,575
Flagship Credit Auto Trust, Series 2019-3, Class C (c)	2.740%	10/15/25	650,000	595,150
GLS Auto Receivables Trust, Series 2019-2A, Class Class C (c)	3.540%	02/18/25	600,000	519,372
GLS Auto Receivables Trust, Series 2019-3A, Class C (c)	2.960%	05/15/25	250,000	242,389

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 5.6% (Continued)
Hertz Fleet Lease Funding LP, Series 2017-1, Class C (c)	3.140%	04/10/31	$172,000	$171,418
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (c)	5.800%	04/10/31	100,000	99,968
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (c)	5.550%	05/10/32	250,000	252,944
Hertz Fleet Lease Funding LP, Series 2019-1, Class E (c)	4.620%	01/10/33	100,000	99,665
Navistar Financial Dealer Note Master Trust, Series 2018-1, Class D (1MO LIBOR + 155) (a)(c)	2.497%	09/25/23	150,000	145,162
Navistar Financial Dealer Note Master Trust, Series 2019-1, Class D (1MO LIBOR + 145) (a)(c)	2.397%	05/28/24	285,000	276,513
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (1MO LIBOR + 64) (a)(c)	1.345%	02/15/23	150,000	142,490
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class D (c)	3.420%	10/15/24	500,000	498,140
OSCAR US Funding Trust, Series 2019-2A, Class A2 (c)	2.490%	08/10/22	185,236	186,044
Prestige Auto Receivable Trust, Series 2019-1, Class A-2 (c)	2.440%	07/15/22	297,776	296,928
Skopos Auto Receivables Trust, Series 2019-1A, Class A (c)	2.900%	12/15/22	254,516	248,291
Skopos Auto Receivables Trust, Series 2019-1A, Class B (c)	3.430%	09/15/23	600,000	548,834
Tesla Auto Lease Trust, Series 2018-B, Class D (c)	5.290%	11/22/21	100,000	97,860
Veros Auto Receivables Trust, Series 2018-1, Class A (c)	3.630%	05/15/23	10,637	10,617
				8,312,441

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 3.9%
Avant Loans Funding Trust, Series 2019-A, Class A (c)	3.480%	07/15/22	$199,550	$194,144
Avant Loans Funding Trust, Series 2020-REV1, Class A (c)	2.170%	05/15/29	200,000	197,000
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class C (c)	4.870%	01/16/24	64,505	64,141
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class A (c)	3.820%	01/15/26	50,824	49,384
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A (c)	2.940%	07/15/26	85,305	82,398
Freedom Financial, Series 2018-1, Class B (c)	4.560%	07/18/24	350,000	332,449
Freedom Financial, Series 2018-2, Class A (c)	3.990%	10/20/25	67,535	66,007
Freedom Financial, Series 2019-1, Class B (c)	3.870%	06/18/26	200,000	172,215
Freedom Financial, Series 2020-FP1, Class A (c)	2.520%	03/18/27	206,136	195,829
Freedom Financial, Series 2020-FP1, Class B (c)	3.060%	03/18/27	225,000	211,960
LendingPoint Asset Securitization Trust, Series 2019-1, Class A (c)	3.154%	08/15/25	468,188	458,985
LendingPoint Asset Securitization Trust, Series 2019-1, Class B (c)	3.613%	08/15/25	400,000	371,743
LL ABS Trust, Series 2019-1A, Class B (c)	3.520%	03/15/27	150,000	135,406
Marlette Funding Trust, Series 2018-1A, Class B (c)	3.190%	03/15/28	42,657	42,461
Marlette Funding Trust, Series 2019-4A, Class B (c)	2.950%	12/17/29	125,000	109,448
Marlette Funding Trust, Series 2020-1A, Class C (c)	2.800%	03/15/30	200,000	154,971
Newtek Small Business Loan Trust, Series 2019-01, Class B (1MO LIBOR + 250) (a)(c)	4.127%	12/25/44	382,049	368,562
Oportun Funding LLC, Series 2018-D, Class B (c)(f)	4.830%	12/09/24	100,000	92,251
Prosper Marketplace Issuance Trust, Series 2019-3A, Class B (c)	3.590%	07/15/25	150,000	132,726
Prosper Marketplace Issuance Trust, Series 2019-4A, Class B (c)	3.200%	02/17/26	200,000	175,848
Regional Management Issuance Trust, Series 2019-1, Class C (c)(f)	4.110%	11/15/28	200,000	159,142

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 3.9% (Continued)
Republic Finance Issuance Trust, Series 2019-A, Class A (c)	3.430%	11/22/27	$300,000	$261,543
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	107,374	88,686
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	159,850	133,796
Upgrade Receivables Trust, Series 2018-1A, Class A (c)	3.760%	11/15/24	8,755	8,670
Upgrade Receivables Trust, Series 2019-1A, Class B (c)	4.090%	03/15/25	250,000	239,678
Upstart Pass-Through Trust, Series 2020-ST3, Class A (c)(f)	3.350%	04/20/28	200,000	160,000
Upstart Securitization Trust, Series 2019-1, Class B (c)	4.190%	04/20/26	100,000	93,569
Upstart Securitization Trust, Series 2020-ST1, Class A (c)(f)	3.750%	02/20/28	263,502	214,681
Upstart Securitization Trust, Series 2019-2, Class A (c)	2.897%	09/20/29	209,638	194,199
Upstart Securitization Trust, Series 2019-2, Class B (c)	3.734%	09/20/29	475,000	379,584
Upstart Securitization Trust, Series 2019-3, Class B (c)	3.829%	01/21/30	200,000	169,980
				5,711,456
Credit Cards - 0.5%
Continental Credit Card LLC, Series 2019-1A, Class A (b)(c)(f)	3.830%	08/15/26	400,000	396,714
Continental Credit Card LLC, Series 2019-1A, Class B (c)(f)	4.950%	08/15/26	150,000	148,591
Fortiva Retail Credit Master Note, Series 2018-1, Class A (c)	5.540%	11/15/23	150,000	151,374
Genesis Sales Finance Master Trust, Series 2019-AA, Class A (c)	4.680%	08/20/23	100,000	89,262
				785,941

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 1.5%
Business Jet Securities LLC, Series 2018-1, Class A (c)	4.335%	02/15/33	$56,097	$46,316
Business Jet Securities LLC, Series 2018-1, Class B (c)	6.048%	02/15/33	52,017	39,065
Business Jet Securities LLC, Series 2018-2, Class A (c)	4.447%	06/15/33	307,639	248,607
Business Jet Securities LLC, Series 2018-2, Class B (c)	5.437%	06/15/33	72,196	52,938
Business Jet Securities LLC, Pool #2019-1, Series 2019-1, Class B (c)	5.193%	07/15/34	139,622	88,925
CAL Funding Ltd., Series 2018-1A, Class A (c)	3.960%	02/25/43	277,083	274,604
CLI Funding LLC, Series 2017-1A, Class A (c)	3.620%	05/18/42	139,807	135,843
CLU Funding VI LLC, Series 2019-1, Class A (c)	3.710%	05/18/44	102,903	95,655
Global SC Finance II SRL, Series 2013-1A, Class A (c)	2.980%	04/17/28	154,167	150,200
Global SC Finance SRL, Series 2014-1A, Class A2 (c)	3.090%	07/17/29	204,533	189,257
HPEFS Equipment Trust, Series 2019-1A, Class A2 (c)	2.190%	09/20/29	200,000	198,316
SCF Equipment Trust LLC, Series 2017-1A, Class A (c)	3.770%	01/20/23	28,047	28,089
TAL Advantage LLC, Series 2014-3A, Class A (c)	3.270%	11/21/39	186,667	176,289
Textainer Marine Containers, Series 2018-1A, Class A (c)	4.110%	08/20/43	440,000	446,838
				2,170,942

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 7.6%
A10 Securitization, Series 2017-1A, Class C (c)	4.050%	03/15/36	$250,000	$240,087
A10 Securitization, Series 2017-1A, Class D (c)	4.700%	03/15/36	250,000	235,089
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	203,865	198,263
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	117,424	114,146
B2R Mortgage Trust, Series 2015-2, Class A (c)	3.336%	11/15/48	34,543	34,436
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(c)	3.055%	08/15/32	250,000	231,634
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A (1MO LIBOR + 85) (a)(c)	1.555%	01/15/33	36,714	34,535
Barclays Commercial Mortgage Securities LLC, Series 2015-STP, Class D (a)(c)	4.284%	09/10/20	150,000	147,977
BX Trust, Series 2018-BILT, Class A (1MO LIBOR + 80) (a)(c)	1.505%	05/15/30	250,000	227,556
BX Trust, Series 2019-OC11, Class B (c)	3.605%	12/09/41	300,000	259,374
BX Trust, Series 2019-OC11, Class D (c)	4.075%	12/09/41	225,000	176,492
BXMT Ltd., Series 2017-FL1, Class B (1MO LIBOR + 150) (a)(c)(f)	2.300%	06/15/35	275,000	249,753
BXMT Ltd., Series 2020-FL2, Class A (1MO LIBOR + 90) (a)(c)(f)	1.605%	02/16/37	225,000	211,119
BXMT Ltd., Series 2020-FL2, Class D (1MO LIBOR + 195) (a)(c)(f)	2.655%	02/16/37	225,000	187,180
BXT Trust, Series 2018-EXCL, Class A (1MO LIBOR + 1088) (a)(c)(f)	1.792%	09/15/20	90,739	79,234
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1MO LIBOR + 325) (a)(c)	3.955%	07/15/30	150,000	129,294
Colony American Finance Ltd., Series 2016-1, Class A (c)	2.544%	06/15/48	29,757	29,562
Colony American Finance Ltd., Series 2016-2, Class B (c)	3.141%	11/15/48	150,000	147,279
Colony American Finance Ltd., Series 2020-1, Class A1 (c)	1.832%	03/15/50	250,000	240,573

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 7.6% (Continued)
Colony American Finance Ltd., Series 2020-1, Class A2 (c)	2.296%	03/15/50	$250,000	$231,490
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (1MO LIBOR + 225) (a)(c)(f)	2.955%	11/15/36	100,000	89,435
Exantas Capital Corp., Series 2019-RS07, Class AS (1MO LIBOR + 150) (a)(c)(f)	2.300%	04/15/36	100,000	84,000
FREMF Mortgage Trust, Series 2019-K735, Class B (a)(c)	4.020%	05/25/26	500,000	485,423
FREMF Mortgage Trust, Series 2019-K736, Class B (a)(c)	3.759%	07/25/26	650,000	621,478
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/27	587,223	562,740
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	648,847	595,546
Invitation Homes Trust, Series 2017-SFR2, Class A (1MO LIBOR + 85) (a)(c)	2.509%	12/17/36	505,339	458,631
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 200) (a)(c)	3.658%	03/17/37	149,980	116,815
Invitation Homes Trust, Series 2018-SFR3, Class A (1M LIBOR + 100) (a)(c)	2.658%	07/17/37	894,486	829,597
Invitation Homes Trust, Series 2018-SFR3, Class D (1MO LIBOR + 165) (a)(c)	3.309%	07/17/37	150,000	125,489
KKR Real Estate Finance Trust, Inc., Series 2018-FL1, Class A (1MO LIBOR + 110) (a)(c)(f)	1.900%	06/15/36	500,000	465,172
Multi Family Connecticut Avenue, Series 2019-01, Class M7 (1MO LIBOR + 170) (a)(c)	2.647%	10/15/49	194,028	171,176
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class C (1MO LIBOR + 200) (a)(c)(f)	2.947%	12/25/34	300,000	275,872
Progress Residential Trust, Series 2015-SFR3, Class A (c)	3.067%	11/12/32	212,193	210,721
Progress Residential Trust, Series 2015-SFR3, Class D (c)	4.673%	11/12/32	100,000	98,956
Progress Residential Trust, Series 2017-SFR2, Class B (c)	3.196%	12/17/34	200,000	195,379
Progress Residential Trust, Series 2019-SFR3, Class A (c)	2.271%	09/17/36	500,000	475,643

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 7.6% (Continued)
Progress Residential Trust, Series 2019-SFR3, Class B (c)	2.571%	09/17/36	$500,000	$468,977
Progress Residential Trust, Series 2019-SFR3, Class E (c)	3.369%	09/17/36	200,000	172,975
Progress Residential Trust, Series 2020-SFR1, Class E (c)	3.032%	04/17/37	250,000	206,514
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class A (1MO LIBOR + 85) (a)(c)(f)	1.797%	06/25/35	23,812	23,707
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (a)(c)(f)	3.647%	06/25/35	50,000	43,113
TPG Real Estate Finance, Series 2019-FL3, Class A (1MO LIBOR + 115) (a)(c)(f)	1.950%	10/15/34	400,000	357,451
Tricon American Homes, Series 2016-SFR1, Class C (c)	3.487%	11/17/33	100,000	97,727
Tricon American Homes, Series 2018-SFR1, Class A (c)	3.530%	05/17/37	200,000	192,310
VMC Finance LLC, Series 2018-FL2, Class A (1MO LIBOR + 92) (a)(c)	1.720%	10/15/35	424,160	395,954
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (a)(c)	5.662%	02/15/44	100,000	96,678
				11,322,552

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency MBS CMO - 0.4%
Arroyo Mortgage Trust, Series 2018-1, Class A1 (c)	3.763%	04/25/48	$91,251	$88,819
Arroyo Mortgage Trust, Series 2019-2, Class M1 (c)	4.760%	04/25/49	100,000	66,602
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (c)	5.985%	11/25/44	100,000	98,559
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (c)	4.580%	06/25/48	90,852	91,284
LHFC Depositor LLC, Series 2019-RLT1, Class A2 (c)	4.948%	10/25/23	100,000	93,796
Nationstar HECM Loan Trust, Series 2018-3A, Class M2 (c)	4.155%	11/25/28	100,000	99,986
RMF Buyout Issuance Trust, Series 2018-1, Class M3 (c)	4.448%	11/25/28	100,000	100,000
Structured Asset Securities Corp., Series 2003-37A, Class 2A (a)	4.105%	12/25/33	12,323	10,589
				649,635

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 3.0%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	$140,000	$147,857
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	100,000	105,917
College Ave Student Loans, Series 2019-A, Class A1 (1MO LIBOR + 140) (a)(c)	2.347%	12/28/48	183,641	174,899
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	250,000	253,696
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (c)	2.680%	07/25/35	334,253	335,446
Earnest Student Loan Program LLC, Series 2017-A, Class B (c)	3.590%	01/25/41	96,066	96,467
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	128,268	125,428
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	300,000	301,179
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	212,454
Social Professional Loan Program, Series 2015-B, Class A2 (c)	2.510%	09/27/32	56,190	56,191
Social Professional Loan Program, Series 2016-C, Class A2B (c)	2.360%	12/27/32	138,892	139,391
Social Professional Loan Program, Series 2015-D, Class B (c)	3.590%	10/26/37	135,019	135,461
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	150,000	157,273
Social Professional Loan Program, Series 2017-E, Class A2B (c)	2.720%	11/26/40	225,000	220,358
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	728,920
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	200,000	210,190
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (a)(c)	1.297%	02/25/42	99,494	98,118
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	361,288

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 55.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 3.0%(Continued)
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	$200,000	$204,249
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	400,000	397,455
				4,462,237

Total Securitized				$82,294,413

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Treasury - 21.0%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	0.125%	04/15/21	$200,000	$195,938
U.S. Treasury Notes (b)	2.000%	11/30/22	1,500,000	1,568,555
U.S. Treasury Bonds	1.500%	03/31/23	1,225,000	1,269,454
U.S. Treasury Notes (b)	1.625%	04/30/23	100,000	104,094
U.S. Treasury Notes	2.500%	05/15/24	750,000	816,094
U.S. Treasury Notes (b)	2.250%	11/15/24	250,000	271,504
U.S. Treasury STRIPS	0.000%	02/15/25	300,000	292,530
U.S. Treasury Notes (b)	2.000%	08/15/25	1,000,000	1,082,266
U.S. Treasury Notes	2.250%	11/15/25	2,000,000	2,196,875
U.S. Treasury Notes	1.625%	02/15/26	3,000,000	3,196,172
U.S. Treasury STRIPS	0.000%	05/15/28	1,000,000	942,677
U.S. Treasury Notes	2.875%	08/15/28	2,035,000	2,407,182
U.S. Treasury STRIPS	0.000%	11/15/31	500,000	447,827
U.S. Treasury STRIPS	0.000%	02/15/33	800,000	702,953
U.S. Treasury STRIPS	0.000%	05/15/35	1,000,000	850,021
U.S. Treasury STRIPS	0.000%	02/15/37	1,725,000	1,416,270
U.S. Treasury Notes	4.750%	02/15/37	150,000	239,584
U.S. Treasury Bonds	3.500%	02/15/39	235,000	334,554
U.S. Treasury Bonds	4.250%	05/15/39	500,000	777,266
U.S. Treasury Bonds	3.875%	08/15/40	550,000	825,258
U.S. Treasury Notes	4.250%	11/15/40	925,000	1,453,912
U.S. Treasury Bonds	4.750%	02/15/41	700,000	1,169,820
U.S. Treasury STRIPS	0.000%	08/15/41	500,000	376,917
U.S. Treasury Bonds	2.750%	11/15/42	600,000	775,078
U.S. Treasury Bonds	3.750%	11/15/43	1,500,000	2,255,391
U.S. Treasury Bonds	2.250%	08/15/46	1,780,000	2,142,675
U.S. Treasury Bonds	3.000%	02/15/48	1,975,000	2,733,909
U.S. Treasury Bonds	2.000%	02/15/50	150,000	174,217
Total Treasury				$31,018,993

Registered Investment Companies - 7.2%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 0.82% (d)	5,995,889	5,990,493

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Registered Investment Companies - 7.2% (Continued)	Shares	Fair Value
State Street Navigator Securities Lending Portfolio I, 0.90% (d)(e)	4,701,720	$4,701,720
Total Registered Investment Companies		$10,692,213

Total Investment Securities - 101.5% (Cost $146,728,100)		$150,093,114

Liabilities in Excess of Other Assets - (1.5)%		(2,174,740)

Net Assets - 100.0%		$147,918,374

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2020. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2020 was $6,919,925.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2020 was $41,196,590, representing 27.8% of net assets.
(d)	The rate shown is the 7-day effective yield as of March 31, 2020.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $4,701,720. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $2,367,250.
(f)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2020 was $5,403,935, representing 3.7% of net assets.

AG -	Aktiengesellschaft
BV -	Besloten Vennootschap
IO -	Interest Only
LIBOR -	London Interbank Offered Rate
NA -	National Association
NV -	Naamloze Vennootschap
plc -	Public Limited Company
PO -	Principal Only
SA -	Societe Anonyme
UA -	Uitgesloten Aansprakelijkheid

See accompanying notes to Schedules of Investments.

Diamond Hill Corporate Credit Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Collateralized Debt Obligations - 0.1%	Coupon	Maturity	Shares / Par Value	Fair Value
Alesco Preferred Funding Ltd., Class PNNE (f)*		03/23/35	$336,608	$148,781
Alesco Preferred Funding Ltd. VI, Class PNN (f)*		03/23/35	621,631	288,248
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2 (f)*		11/05/41	611,948	345,633
Taberna Preferred Funding Ltd., Class PPN2 (f)*		07/05/35	1,175,564	544,426
Total Collateralized Debt Obligations				$1,327,088

Corporate Bonds - 88.0%	Coupon	Maturity	Shares / Par Value	Fair Value
Automotive - 4.2%
Delphi Jersey Holdings plc (a)	5.000%	10/01/25	2,250,000	1,794,375
Fiat Chrysler Automobiles NV	4.500%	04/15/20	580,000	578,312
Fiat Chrysler Automobiles NV (b)	5.250%	04/15/23	400,000	379,864
Ford Motor Credit Co. LLC	4.271%	01/09/27	21,881,000	18,653,553
General Motors Co., Inc.	6.250%	10/02/43	8,592,000	6,823,340
Lear Corp. (b)	5.250%	05/15/49	14,020,000	12,182,526
Toyota Motor Credit Corp.	3.375%	04/01/30	500,000	505,856
				40,917,826
Banking - 1.8%
Popular, Inc.	6.125%	09/14/23	18,795,000	17,385,375

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 88.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Basic Industry - 6.1%
Ashland Global Holdings, Inc. (b)	6.875%	05/15/43	$11,202,000	$11,314,020
Century Communities, Inc. (b)	5.875%	07/15/25	6,437,000	5,515,028
Century Communities, Inc.	6.750%	06/01/27	645,000	522,044
GCP Applied Technologies, Inc. (a)	5.500%	04/15/26	5,971,000	5,553,030
Mueller Industries, Inc. (b)	6.000%	03/01/27	24,649,000	22,245,723
Summit Materials LLC (b)	6.125%	07/15/23	10,102,000	10,000,980
Summit Materials LLC (a)	6.500%	03/15/27	3,677,000	3,474,765
Zekelman Industries, Inc. (a)	9.875%	06/15/23	1,200,000	1,164,000
				59,789,590
Capital Goods - 4.5%
Boeing Co. (The)	3.600%	05/01/34	2,848,000	2,547,288
Hillenbrand, Inc.	4.500%	09/15/26	6,059,000	6,174,710
Huntington Ingalls Industries, Inc. (a)	3.844%	05/01/25	1,000,000	1,029,647
Huntington Ingalls Industries, Inc. (a)	4.200%	05/01/30	4,000,000	4,141,306
SPX Flow, Inc. (a)	5.625%	08/15/24	1,662,000	1,612,140
TransDigm, Inc. (b)	6.500%	07/15/24	15,536,000	14,792,602
Welbilt, Inc.	9.500%	02/15/24	16,200,000	13,770,000
				44,067,693
Consumer Goods - 6.3%
BAT Capital Corp.	4.906%	04/02/30	500,000	512,892
BAT Capital Corp.	4.390%	08/15/37	500,000	463,260
BAT Capital Corp.	4.540%	08/15/47	6,310,000	5,758,326
Estee Lauder Cosmetics, Inc.	3.125%	12/01/49	500,000	485,609
Hasbro, Inc.	3.900%	11/19/29	450,000	405,302
Hasbro, Inc.	6.350%	03/15/40	20,166,000	19,250,285
Hasbro, Inc.	5.100%	05/15/44	6,704,000	5,593,469
Pilgrim's Pride Corp. (a)(b)	5.750%	03/15/25	10,886,000	10,940,430
Sysco Corp.	2.400%	02/15/30	8,991,000	7,386,485
Sysco Corp.	5.950%	04/01/30	1,600,000	1,684,781
Sysco Corp.	3.300%	02/15/50	6,050,000	4,387,332
Sysco Corp.	6.600%	04/01/50	4,675,000	5,079,861
				61,948,032

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 88.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 10.2%
Apergy Corp. (b)	6.375%	05/01/26	$19,004,000	$14,633,081
Cimarex Energy Co.	3.900%	05/15/27	1,605,000	1,163,859
Concho Resources, Inc.	3.750%	10/01/27	1,090,000	925,233
Diamondback Energy, Inc	3.500%	12/01/29	750,000	528,909
Diamondback Energy, Inc.	2.875%	12/01/24	2,025,000	1,414,681
Diamondback Energy, Inc.	5.375%	05/31/25	231,000	170,344
Energen Corp. (f)	7.125%	02/15/28	22,389,000	25,034,761
Enterprise Products Operating LLC	3.950%	01/31/60	1,000,000	841,566
Floatel International Ltd. (f)	9.000%	04/11/24	6,400,000	960,000
Floatel International Ltd. (f)	12.750%	04/11/24	3,400,000	34,000
Magnolia Oil & Gas Corp. (a)(f)	6.000%	08/01/26	19,817,000	11,890,200
Welltec A/S (a)	9.500%	12/01/22	35,483,000	33,354,020
WPX Energy, Inc.	5.250%	09/15/24	4,477,000	2,730,970
WPX Energy, Inc.	5.750%	06/01/26	1,537,000	876,090
WPX Energy, Inc.	5.250%	10/15/27	9,254,000	5,089,700
				99,647,414
Financial Services - 8.8%
Alliance Data Systems Corp. (a)(b)	4.750%	12/15/24	29,418,000	22,357,680
Credit Acceptance Corp. (a)(b)	5.125%	12/31/24	5,661,000	5,151,510
Credit Acceptance Corp. (b)	6.625%	03/15/26	1,848,000	1,746,360
FirstCash, Inc. (a)	5.375%	06/01/24	19,571,000	18,739,233
FS KKR Capital Corp.	4.125%	02/01/25	17,784,000	14,464,208
FS KKR Capital Corp. II (a)	4.250%	02/14/25	15,400,000	12,482,417
LPL Holdings, Inc. (a)	5.750%	09/15/25	1,912,000	1,835,520
Nationstar Mortgage / Capital Corp. (a)	8.125%	07/15/23	1,000,000	977,800
Nationstar Mortgage / Capital Corp. (a)	9.125%	07/15/26	4,311,000	3,901,455
Nationstar Mortgage / Capital Corp. (a)(b)	6.000%	01/15/27	5,600,000	4,760,000
				86,416,183

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 88.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Health Care - 3.4%
Baxter International, Inc. (a)(b)	3.950%	04/01/30	$1,000,000	$1,081,285
CVS Health Corp. (b)	4.250%	04/01/50	2,500,000	2,599,075
HCA, Inc.	3.700%	09/01/30	800,000	726,305
Humana, Inc. (b)	4.875%	04/01/30	2,000,000	2,151,244
Mylan NV	5.250%	06/15/46	5,162,000	4,931,578
Stanford Health Care	3.310%	08/15/30	500,000	529,633
Teva Pharmaceuticals Finance Netherlands III BV (b)	3.150%	10/01/26	24,877,000	20,955,142
UnitedHealth Group, Inc.	5.250%	06/15/49	250,000	266,866
				33,241,128
Insurance - 1.9%
Aflac, Inc.	3.600%	04/01/30	500,000	506,154
AssuredPartners, Inc. (a)	7.000%	08/15/25	16,933,000	15,239,700
GTCR AP Finance, Inc. (a)(b)	8.000%	05/15/27	3,493,000	3,213,560
				18,959,414
Leisure - 7.9%
Carnival Corp.	3.950%	10/15/20	1,978,000	1,908,781
CCM Merger, Inc. (a)	6.000%	03/15/22	1,913,000	1,568,660
Golden Nugget, Inc. (a)	6.750%	10/15/24	16,394,000	10,326,417
Host Hotels & Resorts, Inc.	3.375%	12/15/29	4,618,000	3,894,228
Live Nation Entertainment, Inc. (a)	4.875%	11/01/24	962,000	875,766
Live Nation Entertainment, Inc. (a)	5.625%	03/15/26	8,025,000	7,142,250
Marriott International, Inc.	3.125%	06/15/26	2,022,000	1,856,884
Marriott International, Inc., Series X	4.000%	04/15/28	3,332,000	3,083,048
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	2,170,000	1,572,629
Speedway Motorsports, LLC (a)	4.875%	11/01/27	13,768,000	12,391,200
Station Casinos LLC (a)(b)	5.000%	10/01/25	6,386,000	5,318,325
Station Casinos LLC (a)(b)	4.500%	02/15/28	19,456,000	15,759,360
Viking Cruises Ltd. (a)	6.250%	05/15/25	9,399,000	6,015,360
Viking Cruises Ltd. (a)(b)	5.875%	09/15/27	8,110,000	4,745,242
VOC Escrow Ltd. (a)	5.000%	02/15/28	2,085,000	1,524,448
				77,982,598

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 88.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Media - 7.6%
Cimpress NV (a)	7.000%	06/15/26	$46,279,000	$40,725,520
Netflix, Inc.	5.875%	11/15/28	5,205,000	5,569,350
Netflix, Inc. (a)	4.875%	06/15/30	900,000	913,635
Omnicom Group, Inc.	4.200%	06/01/30	3,600,000	3,712,282
Twitter, Inc. (a)(b)	3.875%	12/15/27	24,293,000	23,366,829
				74,287,616
Real Estate - 4.3%
Alexandria Real Estate Equities, Inc.	4.900%	12/15/30	500,000	543,188
Forestar Group, Inc. (a)	8.000%	04/15/24	13,121,000	13,252,210
Forestar Group, Inc. (a)	5.000%	03/01/28	14,150,000	11,749,736
iStar, Inc.	4.250%	08/01/25	12,032,000	9,895,117
RHP Hotel Properties LP	5.000%	04/15/23	4,474,000	3,489,720
Ryman Hospitality Properties, Inc. (a)(b)	4.750%	10/15/27	5,025,000	3,768,750
				42,698,721
Retail - 10.7%
AutoZone, Inc.	4.000%	04/15/30	4,700,000	4,796,617
DriveTime Automotive Group (a)	8.000%	06/01/21	22,894,000	20,261,190
GrubHub Holdings, Inc. (a)	5.500%	07/01/27	25,582,000	22,640,069
Liberty Interactive LLC	8.500%	07/15/29	13,092,000	9,753,540
Liberty Interactive LLC	8.250%	02/01/30	12,753,000	9,382,382
McDonalds Corp., Series MTN	4.200%	04/01/50	3,000,000	3,323,788
Nathan's Famous, Inc. (a)	6.625%	11/01/25	23,794,000	22,128,419
O'Reilly Automotive, Inc.	4.200%	04/01/30	2,100,000	2,174,776
QVC, Inc.	4.750%	02/15/27	1,157,000	1,024,194
QVC, Inc.	5.450%	08/15/34	2,389,000	1,750,773
TJX Cos., Inc.	3.875%	04/15/30	3,000,000	3,097,280
TJX Cos., Inc.	4.500%	04/15/50	4,150,000	4,433,280
				104,766,308
Services - 5.1%
Ashtead Capital, Inc. (a)	4.000%	05/01/28	1,226,000	1,056,812
IAA Spinco, Inc. (a)	5.500%	06/15/27	8,416,000	8,142,480
KAR Auction Services, Inc. (a)	5.125%	06/01/25	12,738,000	12,164,790
Korn Ferry International (a)(b)	4.625%	12/15/27	22,729,000	19,745,819
Mobile Mini, Inc.	5.875%	07/01/24	8,710,000	8,339,825
Stericycle, Inc. (a)	5.375%	07/15/24	200,000	198,000
				49,647,726

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 88.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Technology & Electronics - 1.3%
Ebay, Inc.	4.000%	07/15/42	$500,000	$469,637
Juniper Networks, Inc. (b)	5.950%	03/15/41	3,308,000	3,216,905
NVIDIA Corp.	2.850%	04/01/30	500,000	519,670
NVIDIA Corp.	3.500%	04/01/40	2,500,000	2,659,591
NVIDIA Corp.	3.500%	04/01/50	1,000,000	1,091,724
Oracle Corp.	3.600%	04/01/40	1,000,000	995,456
Oracle Corp.	3.600%	04/01/50	2,550,000	2,539,720
Oracle Corp.	3.850%	04/01/60	1,000,000	1,006,066
				12,498,769
Telecommunications - 3.5%
Cogent Communications, Inc. (a)	5.625%	04/15/21	26,205,000	25,811,925
Crown Castle International Corp.	5.200%	02/15/49	2,000,000	2,256,126
Frontier Communications Corp. (a)	8.000%	04/01/27	4,763,000	4,697,652
US Cellular Corp.	6.700%	12/15/33	1,250,000	1,212,725
				33,978,428
Transportation - 0.3%
American Airlines Group (a)(b)	5.000%	06/01/22	1,000,000	805,000
United Airlines Pass-Through Trust, Series 2013-1	5.375%	02/15/23	209,282	202,470
United Continental Holdings, Inc. (b)	4.250%	10/01/22	1,800,000	1,642,140
				2,649,610
Utilities - 0.1%
Berkshire Hathaway Electronic Services (a)	4.050%	04/15/25	1,000,000	1,078,551
Oklahoma Gas and Electric Co.	3.500%	04/01/30	500,000	501,086
				1,579,637

Total Corporate Bonds				$862,462,068

Registered Investment Companies - 17.0%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	4,254,362	39,437,936
State Street Institutional US Government Money Market Fund, Premier Class, 0.33% (d)	74,741,030	74,741,030

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Registered Investment Companies - 17.0% (Continued)	Shares	Fair Value
State Street Navigator Securities Lending Portfolio I, 0.90% (d)(e)	52,281,505	$52,281,505
Total Registered Investment Companies		$166,460,471

Total Investment Securities - 105.1% (Cost $1,156,694,507)		$1,030,249,627

Liabilities in Excess of Other Assets - (5.1)%		(50,348,792)

Net Assets - 100.0%		$979,900,835

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2020 was $462,868,488, representing 47.2% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2020 was $52,898,401.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of March 31, 2020.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $52,281,505. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $983,035.
(f)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2020 was $39,246,049, representing 4.0% of net assets.
*	Non- income producing security. Restricted securities not registered under the securities act of 1933 and valued at fair value by the Valuation & Liquidity Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Class PNNE	March-05	$336,608	$148,781	0.02%
Alesco Preferred Funding Ltd. VI, Class PNN	December-04	$621,631	$288,248	0.03%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	$518,907	$345,633	0.04%
Taberna Preferred Funding Ltd., Class PPN2	March-05	$1,051,273	$544,426	0.05%
		$2,528,419	$1,327,088	0.14%

A/S -	Aktieselskab
BV -	Besloten Vennootschap
NV -	Naamloze Vennootschap
plc -	Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill High Yield Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Corporate Bonds - 89.2%	Coupon	Maturity	Shares / Par Value	Fair Value
Automotive - 5.1%
Delphi Jersey Holdings plc (a)	5.000%	10/01/25	$750,000	$598,125
Fiat Chrysler Automobiles NV (b)	5.250%	04/15/23	1,770,000	1,680,898
Ford Motor Credit Co. LLC	4.271%	01/09/27	2,530,000	2,156,825
General Motors Co., Inc.	5.150%	04/01/38	400,000	289,533
General Motors Co., Inc.	6.250%	10/02/43	1,975,000	1,568,447
Lear Corp.	5.250%	05/15/49	2,350,000	2,042,007
TESLA, Inc. (a)(b)	5.300%	08/15/25	2,000,000	1,875,000
				10,210,835
Banking - 1.6%
Popular, Inc.	6.125%	09/14/23	3,600,000	3,330,000

Basic Industry - 5.0%
Ashland Global Holdings, Inc. (b)	6.875%	05/15/43	2,150,000	2,171,500
Century Communities, Inc.	6.750%	06/01/27	1,875,000	1,517,569
GCP Applied Technologies, Inc. (a)	5.500%	04/15/26	675,000	627,750
Mueller Industries, Inc. (b)	6.000%	03/01/27	2,875,000	2,594,688
Summit Materials LLC	6.125%	07/15/23	1,975,000	1,955,250
Summit Materials LLC (a)	6.500%	03/15/27	291,000	274,995
Zekelman Industries, Inc. (a)	9.875%	06/15/23	1,000,000	970,000
				10,111,752
Capital Goods - 3.4%
Boeing Co. (The) (b)	1.650%	10/30/28	520,000	508,400
Boeing Co. (The)	3.750%	02/01/50	1,500,000	1,369,988
Hillenbrand, Inc.	4.500%	09/15/26	300,000	305,729
Huntington Ingalls Industries, Inc. (a)	4.200%	05/01/30	1,000,000	1,035,326
SPX Flow, Inc. (a)	5.625%	08/15/24	100,000	97,000
TransDigm, Inc.	6.500%	07/15/24	1,485,000	1,413,943
Welbilt, Inc.	9.500%	02/15/24	2,600,000	2,210,000
				6,940,386

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 89.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Goods - 8.3%
Bacardi Ltd. (a)	5.150%	05/15/38	$250,000	$261,362
BAT Capital Corp.	4.390%	08/15/37	300,000	277,956
BAT Capital Corp.	4.540%	08/15/47	1,900,000	1,733,886
Bunge Ltd. Finance Corp.	3.750%	09/25/27	1,430,000	1,306,394
Estee Lauder Cosmetics, Inc.	3.700%	08/15/42	950,000	892,814
Hasbro, Inc.	3.900%	11/19/29	350,000	315,235
Hasbro, Inc.	6.350%	03/15/40	4,300,000	4,104,742
Hasbro, Inc.	5.100%	05/15/44	1,200,000	1,001,218
Pilgrim's Pride Corp. (a)	5.750%	03/15/25	2,350,000	2,361,750
Sysco Corp.	2.400%	02/15/30	1,300,000	1,068,005
Sysco Corp.	5.950%	04/01/30	400,000	421,195
Sysco Corp.	3.300%	02/15/50	2,200,000	1,595,393
Sysco Corp.	6.600%	04/01/50	1,260,000	1,369,118
				16,709,068
Energy - 10.2%
Apergy Corp.	6.375%	05/01/26	3,205,000	2,467,850
Centennial Resource Production LLC (a)	5.375%	01/15/26	170,000	40,800
Cimarex Energy Co.	3.900%	05/15/27	1,200,000	870,175
Concho Resources, Inc.	3.750%	10/01/27	1,100,000	933,721
Diamondback Energy, Inc.	2.875%	12/01/24	1,000,000	698,608
Diamondback Energy, Inc.	5.375%	05/31/25	275,000	202,791
Diamondback Energy, Inc.	3.250%	12/01/26	550,000	388,145
Energen Corp.	7.125%	02/15/28	4,375,000	4,892,004
Enterprise Products Operating, LLC	5.100%	02/15/45	350,000	350,103
Enterprise Products Operating, LLC	3.950%	01/31/60	500,000	420,783
Floatel International Ltd. (e)	9.000%	04/11/24	600,000	90,000
Floatel International Ltd. (e)	12.750%	04/11/24	600,000	6,000
Magnolia Oil & Gas Corp. (a)(e)	6.000%	08/01/26	4,205,000	2,523,000
Welltec A/S (a)	9.500%	12/01/22	4,550,000	4,277,000
WPX Energy, Inc.	6.000%	01/15/22	220,000	176,000
WPX Energy, Inc.	5.250%	09/15/24	1,475,000	899,750
WPX Energy, Inc.	5.750%	06/01/26	600,000	342,000
WPX Energy, Inc.	5.250%	10/15/27	1,775,000	976,250
				20,554,980

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 89.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Financial Services - 7.7%
Alliance Data Systems Corp. (a)	4.750%	12/15/24	$5,000,000	$3,800,000
Credit Acceptance Corp. (a)	5.125%	12/31/24	900,000	819,000
Credit Acceptance Corp.	6.625%	03/15/26	780,000	737,100
FirstCash, Inc. (a)	5.375%	06/01/24	2,150,000	2,058,625
FS KKR Capital Corp.	4.125%	02/01/25	2,625,000	2,134,984
FS KKR Capital Corp. II (a)	4.250%	02/14/25	1,575,000	1,276,611
Nationstar Mortgage / Capital Corp. (a)	8.125%	07/15/23	416,000	406,765
Nationstar Mortgage / Capital Corp. (a)	9.125%	07/15/26	2,400,000	2,172,000
Nationstar Mortgage / Capital Corp. (a)	6.000%	01/15/27	2,575,000	2,188,750
				15,593,835
Health Care - 5.5%
Baxter International, Inc. (a)	3.950%	04/01/30	1,000,000	1,081,285
CVS Health Corp. (a)	4.125%	04/01/40	250,000	251,316
CVS Health Corp.	4.250%	04/01/50	500,000	519,815
HCA, Inc.	3.700%	09/01/30	1,200,000	1,089,458
Humana, Inc.	4.875%	04/01/30	1,000,000	1,075,622
Molina Healthcare, Inc. (a)(b)	4.875%	06/15/25	541,000	527,475
Mylan NV	5.250%	06/15/46	790,000	754,736
Perrigo Finance plc	4.900%	12/15/44	500,000	564,133
Teva Pharmaceuticals Finance Netherlands III BV	3.150%	10/01/26	5,650,000	4,759,278
UnitedHealth Group, Inc.	5.250%	06/15/49	350,000	373,613
				10,996,731
Insurance - 1.8%
AssuredPartners, Inc. (a)	7.000%	08/15/25	3,375,000	3,037,500
GTCR AP Finance, Inc. (a)	8.000%	05/15/27	550,000	506,000
				3,543,500

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 89.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Leisure - 9.9%
Carnival Corp.	3.950%	10/15/20	$900,000	$868,505
CCM Merger, Inc. (a)	6.000%	03/15/22	375,000	307,500
Golden Nugget, Inc. (a)	6.750%	10/15/24	3,400,000	2,141,626
Host Hotels & Resorts, Inc.	4.750%	03/01/23	679,000	637,079
Host Hotels & Resorts, Inc.	3.375%	12/15/29	3,300,000	2,782,796
Live Nation Entertainment, Inc. (a)	4.875%	11/01/24	425,000	386,903
Live Nation Entertainment, Inc. (a)	5.625%	03/15/26	1,975,000	1,757,750
Marriott International, Inc.	3.125%	06/15/26	1,020,000	936,707
Marriott International, Inc.	4.000%	04/15/28	1,700,000	1,572,984
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	800,000	579,771
Speedway Motorsports, LLC (a)	4.875%	11/01/27	1,950,000	1,755,000
Station Casinos LLC (a)	5.000%	10/01/25	425,000	353,944
Station Casinos LLC (a)	4.500%	02/15/28	3,659,000	2,963,790
Viking Cruises Ltd. (a)	6.250%	05/15/25	2,175,000	1,392,000
Viking Cruises Ltd. (a)	5.875%	09/15/27	1,875,000	1,097,081
VOC Escrow Ltd. (a)	5.000%	02/15/28	505,000	369,231
				19,902,667
Media - 6.1%
Cimpress NV (a)	7.000%	06/15/26	8,285,000	7,290,800
Netflix, Inc.	5.875%	11/15/28	1,800,000	1,926,000
Netflix, Inc. (a)	4.875%	06/15/30	300,000	304,545
Omnicom Group, Inc.	4.200%	06/01/30	900,000	928,070
Twitter, Inc. (a)	3.875%	12/15/27	2,000,000	1,923,750
				12,373,165
Real Estate - 3.8%
Alexandria Real Estate, Inc.	3.800%	04/15/26	100,000	100,336
Forestar Group, Inc. (a)	8.000%	04/15/24	1,750,000	1,767,500
Forestar Group, Inc. (a)	5.000%	03/01/28	3,100,000	2,574,147
iStar, Inc.	4.250%	08/01/25	1,550,000	1,274,720
RHP Hotel Properties LP	5.000%	04/15/23	1,175,000	916,500
Ryman Hospitality Properties, Inc. (a)	4.750%	10/15/27	1,275,000	956,250
				7,589,453

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 89.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 9.1%
AutoZone, Inc.	4.000%	04/15/30	$600,000	$612,334
DriveTime Automotive Group (a)	8.000%	06/01/21	3,750,000	3,318,750
GrubHub Holdings, Inc. (a)	5.500%	07/01/27	5,225,000	4,624,125
Liberty Interactive LLC	8.500%	07/15/29	3,840,000	2,860,800
Liberty Interactive LLC	8.250%	02/01/30	300,000	220,710
Nathan's Famous, Inc. (a)	6.625%	11/01/25	2,850,000	2,650,500
O'Reilly Automotive, Inc.	4.200%	04/01/30	900,000	932,047
QVC, Inc.	5.125%	07/02/22	755,000	633,476
QVC, Inc.	4.750%	02/15/27	850,000	752,433
QVC, Inc.	5.450%	08/15/34	1,100,000	806,132
TJX Cos., Inc.	4.500%	04/15/50	850,000	908,021
				18,319,328
Services - 5.4%
Ashtead Capital, Inc. (a)	4.000%	05/01/28	1,250,000	1,077,500
IAA Spinco, Inc. (a)	5.500%	06/15/27	1,500,000	1,451,250
KAR Auction Services, Inc. (a)	5.125%	06/01/25	2,375,000	2,268,125
Korn Ferry International (a)	4.625%	12/15/27	5,150,000	4,474,063
Mobile Mini, Inc.	5.875%	07/01/24	1,275,000	1,220,813
Stericycle, Inc. (a)	5.375%	07/15/24	300,000	297,000
				10,788,751
Technology & Electronics - 3.0%
Ebay, Inc.	4.000%	07/15/42	1,465,000	1,376,036
Juniper Networks, Inc. (b)	5.950%	03/15/41	500,000	486,231
Micron Technology, Inc.	4.185%	02/15/27	500,000	506,008
NVIDIA Corp.	3.500%	04/01/50	1,500,000	1,637,587
NVIDIA Corp.	3.700%	04/01/60	500,000	541,612
Oracle Corp.	3.600%	04/01/50	1,450,000	1,444,154
				5,991,628
Telecommunications - 2.8%
Cogent Communications, Inc. (a)	5.625%	04/15/21	1,675,000	1,649,875
Crown Castle International Corp.	5.200%	02/15/49	2,000,000	2,256,126
Frontier Communications Corp. (a)	8.000%	04/01/27	1,375,000	1,356,135
US Cellular Corp.	6.700%	12/15/33	305,000	295,905
				5,558,041

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 89.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.2%
Continental Airlines Pass-Through Trust, Series 2012-1	6.250%	10/11/21	$200,971	$200,841
Continental Airlines Pass-Through Trust, Series 2012-2	5.500%	04/29/22	95,556	94,099
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	202,930	196,479
				491,419
Utilities - 0.3%
Berkshire Hathaway Energy (a)	4.250%	10/15/50	500,000	571,379

Total Corporate Bonds				$179,576,918

Securitized - 2.6%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 0.5%
Access Point Financial, Inc., Series 2017-A, Class C (a)	5.820%	04/15/29	250,000	251,531
Kabbage Funding LLC, Series 2019-1, Class D (a)(e)	5.688%	03/15/24	250,000	242,084
Small Business Lending Trust, Series 2020-A, Class C (a)(e)	5.010%	12/15/26	550,000	506,865
				1,000,480
Auto Loan - 0.3%
CIG Auto Receivables Trust, Series 2017-1A, Class C (a)	5.330%	12/16/24	400,000	399,324
Skopos Auto Receivables Trust, Series 2019-1A, Class D (a)	5.240%	04/15/25	320,000	239,561
				638,885

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Securitized - 2.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 1.6%
Freedom Financial, Series 2019-2, Class C (a)(e)	4.860%	11/18/26	$1,000,000	$672,170
Freedom Financial, Series 2020-FP1, Class C (a)(e)	4.370%	03/18/27	1,000,000	787,206
LendingPoint Asset Securitization Trust, Series 2019-2, Class C (a)(e)	4.660%	11/10/25	441,000	384,078
Mariner Finance Issuance Trust, Series 2018-AA, Class D (a)(e)	6.570%	11/20/30	275,000	231,928
Oportun Funding LLC, Series 2018-C, Class D (a)(e)	6.790%	10/08/24	500,000	463,068
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C (a)(e)	4.950%	02/17/26	1,000,000	690,859
				3,229,309
Credit Cards - 0.1%
Fortiva Retail Credit Master Note, Series 2018-1, Class C (a)(e)	7.730%	11/15/23	250,000	254,478

Non Agency MBS CMO - 0.1%
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A2 (a)	5.875%	06/25/48	200,000	144,264

Total Securitized				$5,267,416

Registered Investment Companies - 9.8%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.33% (c)	17,545,985	17,545,985
State Street Navigator Securities Lending Portfolio I, 0.90% (c)(d)	2,218,508	2,218,508
Total Registered Investment Companies		$19,764,493

Total Investment Securities - 101.6% (Cost $220,355,949)		$204,608,827

Liabilities in Excess of Other Assets - (1.6)%		(3,165,227)

Net Assets - 100.0%		$201,443,600

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2020 was $89,415,370, representing 44.4% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2020 was $2,218,508.
(c)	The rate shown is the 7-day effective yield as of March 31, 2020.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $2,218,508.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2020 was $6,851,736, representing 3.4% of net assets.

A/S -	Aktieselskab
BV -	Besloten Vennootschap
NV -	Naamloze Vennootschap
plc -	Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Funds
Notes to Schedules of Investments and Investments Sold Short

March 31, 2020 (Unaudited)

1.	Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Global Fund (“Global Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Total Return Fund (“Short Duration Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”) and Diamond Hill High Yield Fund (“High Yield Fund”) are each a diversified series, except for the All Cap Select Fund which is non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

With the exception of the Mid Cap Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund and High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Mid Cap Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund and High Yield Fund offer three classes of shares: Class A, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. With the exception of the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund, Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price. The Short Duration Fund has a maximum sales charge on purchases of 2.25% and the Core Bond Fund, Corporate Credit Fund and High Yield Fund have a maximum sales charge on purchases of 3.50% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within one year of the purchase date.

2.	Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported net asset value (“NAV”) per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee. In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020:

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Small Cap Fund
Common Stocks*	$411,537,638	$-	$-	$411,537,638
Registered Investment Companies	22,402,226	-	-	22,402,226
Total	$433,939,864	$-	$-	$433,939,864
Small-Mid Cap Fund
Common Stocks*	$1,478,158,786	$-	$-	$1,478,158,786
Registered Investment Companies	77,286,143	-	-	77,286,143
Total	$1,555,444,929	$-	$-	$1,555,444,929

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mid Cap Fund
Common Stocks*	$159,838,311	$-	$-	$159,838,311
Registered Investment Companies	7,648,578	-	-	7,648,578
Total	$167,486,889	$-	$-	$167,486,889
Large Cap Fund
Common Stocks*	$4,996,226,230	$-	$-	$4,996,226,230
Registered Investment Companies	116,177,651	-	-	116,177,651
Total	$5,112,403,881	$-	$-	$5,112,403,881
All Cap Select Fund
Common Stocks*	$192,889,990	$-	$-	$192,889,990
Registered Investment Companies	15,695,631	-	-	15,695,631
Total	$208,585,621	$-	$-	$208,585,621
Long-Short Fund
Common Stocks*	$2,152,685,341	$-	$-	$2,152,685,341
Registered Investment Companies	772,917,529	-	-	772,917,529
Total	$2,925,602,870	$-	$-	$2,925,602,870
Research Opportunities Fund
Common Stocks*	$41,681,453	$1,849,858	$-	$43,531,311
Corporate Bonds*	-	108,660	-	108,660
Registered Investment Companies	13,808,697	-	-	13,808,697
Total	$55,490,150	$1,958,518	$-	$57,448,668
Global Fund
Common Stocks*	$8,952,297	$5,463,493	$-	$14,415,790
Registered Investment Companies	458,985	-	-	458,985
Total	$9,411,282	$5,463,493	$-	$14,874,775
International Fund
Common Stocks*	$3,588,912	$7,476,389	$-	$11,065,301
Registered Investment Companies	93,165	-	-	93,165
Total	$3,682,077	$7,476,389	$-	$11,158,466
Short Duration Fund
Corporate Credit*	$-	$20,556,298	$-	$20,556,298
Securitized*	-	654,939,499	-	654,939,499
Registered Investment Companies	75,694,565	-	-	75,694,565
Total	$75,694,565	$675,495,797	$-	$751,190,362

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Core Bond Fund
Corporate Credit*	$-	$25,392,092	$-	$25,392,092
Government Related	-	695,403	-	695,403
Securitized*	-	82,294,413	-	82,294,413
Treasury	-	31,018,993	-	31,018,993
Registered Investment Companies	10,692,213	-	-	10,692,213
Total	$10,692,213	$139,400,901	$-	$150,093,114
Corporate Credit Fund
Collateralized Debt Obligations	$-	$1,327,088	$-	$1,327,088
Corporate Bonds*	-	862,462,068	-	862,462,068
Registered Investment Companies	166,460,471	-	-	166,460,471
Total	$166,460,471	$863,789,156	$-	$1,030,249,627
High Yield Fund
Corporate Bonds*	$-	$179,576,918	$-	$179,576,918
Securitized*	-	5,267,416	-	5,267,416
Registered Investment Companies	19,764,493	-	-	19,764,493
Total	$19,764,493	$184,844,334	$-	$204,608,827

Investments in Securities Sold Short (Liabilities)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Short Fund
Common Stocks*	$(603,061,602)	$-	$-	$(603,061,602)
Total	$(603,061,602)	$-	$-	$(603,061,602)
Research Opportunities Fund
Common Stocks*	$(6,628,507)	$-	$-	$(6,628,507)
Total	$(6,628,507)	$-	$-	$(6,628,507)

There were no transfers into or out of Level 3 for the three months ended March 31, 2020.

Short sales — The Long-Short Fund, Research Opportunities Fund, Global Fund, International Fund, Corporate Credit Fund and High Yield Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment adviser, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

As of March 31, 2020, the fair value of securities on loan and the collateral held were as follows:

		Fair Value of Collateral
	Fair Value of Securities Loaned	Cash	Non-Cash *	Total
Small Cap Fund	$31,457,966	$10,469,598	$21,761,094	$32,230,692
Small-Mid Cap Fund	115,807,953	27,657,816	91,224,096	118,881,912
Mid Cap Fund	2,873,113	249,110	2,710,083	2,959,193
Large Cap Fund	45,435,235	12,117,567	35,711,666	47,829,233
All Cap Select Fund	9,416,556	6,728,799	3,186,494	9,915,293
Long-Short Fund	481,517,922	499,880,194	-	499,880,194
Research Opportunities Fund	9,796,677	10,054,991	-	10,054,991
Global Fund	275,512	187,449	103,900	291,349
International Fund	153,660	27,225	119,840	147,065
Short Duration Fund	2,053,289	2,098,660	-	2,098,660
Core Bond Fund	6,919,925	4,701,720	2,367,250	7,068,970
Corporate Credit Fund	52,898,401	52,281,505	983,035	53,264,540
High Yield Fund	2,218,508	2,218,508	-	2,218,508

*	These securities are held for the benefit of the Funds at the Funds' custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Schedules of Investments.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

3.	Federal Tax Information

As of March 31, 2020, the Funds’ federal tax cost of portfolio investments and net unrealized appreciation (depreciation) on portfolio investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of portfolio investments	$468,940,159	$1,990,173,858	$239,350,689	$4,839,022,142
Gross unrealized appreciation	83,245,768	147,184,933	5,703,798	982,735,227
Gross unrealized depreciation	(118,246,063)	(581,913,862)	(77,567,598)	(709,353,488)
Net unrealized appreciation (depreciation) on portfolio investments	$(35,000,295)	$(434,728,929)	$(71,863,800)	$273,381,739

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Global Fund
Tax cost of portfolio investments	$256,453,678	$2,322,414,104	$57,199,533	$19,433,220
Gross unrealized appreciation	9,786,491	340,563,113	3,201,597	305,518
Gross unrealized depreciation	(57,654,548)	(340,435,949)	(9,580,969)	(4,863,963)
Net unrealized appreciation (depreciation) on portfolio investments	$(47,868,057)	$127,164	$(6,379,372)	$(4,558,445)

	International Fund	Short Duration Fund	Core Bond Fund	Corporate Credit Fund
Tax cost of portfolio investments	$13,625,748	$816,951,275	$146,744,755	$1,161,028,473
Gross unrealized appreciation	348,621	5,701,969	7,370,221	5,116,945
Gross unrealized depreciation	(2,815,903)	(71,462,882)	(4,021,862)	(135,895,791)
Net unrealized appreciation (depreciation) on portfolio investments	$(2,467,282)	$(65,760,913)	$3,348,359	$(130,778,846)

High Yield Fund
Tax cost of portfolio investments	$221,309,458
Gross unrealized appreciation	4,635,728
Gross unrealized depreciation	(21,336,359)
Net unrealized depreciation on portfolio investments	$(16,700,631)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4.	Affiliated Investments

The Small-Mid Cap Fund, Mid Cap Fund, Long-Short Fund and Corporate Credit Fund each own Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in the Short Duration Fund during the three months ended March 31, 2020 is as follows:

Affiliated Fund	Small-Mid Cap Fund	Mid Cap Fund	Long-Short Fund	Corporate Credit Fund
Diamond Hill Short Duration Total Return Fund
Value, December 31, 2019	$40,751,490	$2,345,400	$68,433,025	$51,021,763
Purchases	331,703	19,405	609,536	3,459,243
Sales	(15,000,000)	(700,000)	(10,000,000)	(11,000,000)
Realized Losses	(9,029)	(75,396)	(64,803)	(492,155)
Change in Unrealized Appreciation/Depreciation	(2,216,308)	(132,797)	(4,952,365)	(3,550,915)
Value, March 31, 2020	$23,857,856	$1,456,612	$54,025,393	$39,437,936
Income Distributions	$331,703	$19,405	$609,536	$1,820,369

Subsequent Events

The Funds evaluated events from March 31, 2020 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.